                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6447

                      (Investment Company Act File Number)

                     Federated Fixed Income Securities, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 9/30/04

               Date of Reporting Period: Fiscal year ended 9/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2004

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended September 30,				Period Ended
	2004	2003	2002		9/30/2001	[1]
Net Asset Value, Beginning of Period	$2.03	$2.02	$2.01		$2.00
Income From Investment Operations:
Net investment income	0.03	0.03	0.04	[2]	0.07
Net realized and unrealized gain (loss) on investments	(0.01)	0.01	0.01	[2]	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.04	0.05		0.08
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.04)		(0.07)
Net Asset Value, End of Period	$2.02	$2.03	$2.02		$2.01
Total Return [3]	0.75%	1.97%	2.56%		4.31%

Ratios to Average Net Assets:
Expenses	0.80%	0.80%	0.78%		0.45	% [4]
Net investment income	1.23%	1.39%	1.98	% [2]	3.47	% [4]
Expense waiver/reimbursement [5]	0.44%	0.43%	0.48%		1.23	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$341,469	$498,387	$327,396		$115,016
Portfolio turnover	69%	49%	32%		13%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

2 Effective October 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2004	Ending Account Value 9/30/2004	Expenses Paid During Period [1]
Actual:
Class A	$1,000	$1,001.50	$4.00
Hypothetical (assuming a 5% return before expenses):
Class A	$1,000	$1,021.00	$4.04

1 Expenses are equal to the Fund's annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return for the 12-month reporting period, based on net asset value, was 0.75% for the Class A Shares (Class A). The total return consisted of 1.24% of tax-exempt dividends, and 0.49% of price depreciation as the fund's net asset value fell from $2.03 to $2.02 over the reporting period. 1 The total return of the fund's benchmark and performance indices, the Lehman Brothers 1-Year Municipal Bond Index (LB1MB) and Lipper Tax-Exempt Money Market Funds Index (LTEMMFI), 2 were 1.23% and 0.42%, respectively, during the 12-month reporting period.

The fund's investment objective is to seek to provide current income exempt from federal regular income tax. 3 During the reporting period, the fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's price sensitivity to interest rates); (b) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"); and (d) the credit quality and ratings of the portfolio securities (which indicates the risk that securities will default). These were the most significant factors affecting the fund's performance relative to its benchmark indices. In addition, the fund's total return reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the LB1MB and may not have been reflected in the total return of, or may have differed from, the LTEMMFI.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 The LB1MB is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and mature in at least one, but not more than two, years. As of January 1996, the LB1MB also includes zero coupon bonds and bonds subject to the alternative minimum tax. The LTEMMFI is an unmanaged index of funds with dollar-weighted average maturities of less than 90 days that invest in municipal obligations and intend to keep constant net asset value. The LB1MB and LTEMMFI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

3 Income may be subject to the federal alternative minimum tax, as well as state and local taxes.

Duration 4

Because the fund is an ultrashort municipal bond fund, the fund's typical dollar-weighted average duration generally ranges from 0.5 to 1.0 years. At the end of the reporting period, the fund's duration was at 0.74 years, and the durations of the LB1MB and LTEMMFI were 1.41 years and approximately 0.10 years, respectively.

Duration management is a significant component of the fund's investment strategy. In the first half of the reporting period, as short-term interest rates remained mostly range bound and economic growth languished, the fund extended its duration from 0.70 to 0.84 years in order to improve the income return of the fund. In the second half of the reporting period, beginning in April 2004, as market anticipation of an expected rise in interest rates and of economic recovery increased, the fund shortened its duration from 0.84 years to 0.63 years in August 2004 by, among other actions, increasing the portfolio's allocation to variable-rate demand notes and auction-rate notes and selling select short maturity (one to four years) municipal bonds. The overall shortening of the fund's duration helped to mitigate the effect of rising interest rates on the net asset value of the fund, and helped to positively contribute to the fund's performance relative to the LB1MB.

Maturity and Yield Curve

During the reporting period, the fund concentrated on taking advantage of a steep and positively sloped yield curve when available to add incremental tax-exempt income value while attempting to mitigate interest rate risk (price movement). A steep and positively sloped yield curve provides higher incremental income or yield as maturities become longer. With the Federal Reserve Board increasing short-term interest rates during the reporting period, shorter maturity (one to two years) bond yields rose more than yields on short-intermediate maturity (three to five years) bonds. To achieve the fund's ultrashort duration targets, the fund concentrated on buying municipal bonds maturing inside of five years, with many of the purchases being of municipal bonds with maturities of one to three years combined with a significant weighting in variable-rate demand notes and auction-rate notes. This decision hurt the fund's total return because the fund did not capture the additional income potential of investing further out the yield curve. However, the decision did reduce the price volatility of the fund. Higher coupon municipal bonds (bonds with higher interest rate payments) also were emphasized over lower coupon municipal bonds (bonds with lower interest rate payments) to help provide protection against the negative effects of rising interest rates. These strategies generally benefited the fund's performance.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

Large holdings of cash equivalents, such as variable-rate demand notes and auction-rate notes, which experienced no price impact, but provided incremental income return during the reporting period, also benefited the fund's income performance relative to the LTEMMFI.

Sector Allocation

During the reporting period, as compared to the LB1MB, the fund allocated more of its portfolio to securities issued by electric and gas utilities, hospitals, industrial development projects, and resource recovery projects. The fund allocated less of the portfolio to general obligation bonds issued by the state issuers than the LB1MB. These overweight allocations helped the fund's performance due to the higher yields and income returns in those sectors. For the state general obligation sector, the fund's underweight position helped fund performance as compared to the LB1MB given the below average performance of the general obligation sector.

Credit Quality

The overall quality of the fund was maintained at "A+" quality during the reporting period. Lower-quality bonds performed very well during the reporting period as credit spreads (the yield difference between "AAA"-rated municipal bonds and bonds of lower credit quality and similar maturity) decreased. 5 This tightening in credit spreads on lower-quality bonds was the result of improved economic activity, limited new issue supply, and large demand from institutional funds and retail investors. The fund benefited from its overweight exposure to "A" and "BBB" rated investment-grade securities as securities rated in these two categories significantly outperformed those in the higher ratings categories over the reporting period. The fund's small allocation to non-investment-grade and unrated securities also benefited the fund's performance versus the LB1MB and LTEMMFI. 6

5 Lower-rated municipal bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities for default.

6 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Municipal Ultrashort Fund (Class A Shares) (the "Fund") from October 24, 2000 (start of performance) to September 30, 2004, compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MB) 2 and the Lipper Tax Exempt Money Market Funds Index (LTEMMFI).

Average Annual Total Return [3] for the Period Ended 9/30/2004
1 Year	(1.20)%
Start of Performance (10/24/2000)	1.91%

Performance quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000. Effective February 14, 2003, a maximum sales charge of 2.00% for newly purchased Class A Shares was implemented. The Fund's performance assumes the reinvestment of all dividends and distributions. The LM1MB and LTEMMFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB1MB is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows. The fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At September 30, 2004, the fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	15.6%	Aaa	17.6%
AA	18.4%	Aa	14.2%
A	18.3%	A	22.2%
BBB	17.9%	Baa	12.6%
BB	1.2%	Ba	0.2%
Not rated by S&P	28.6%	Not rated by Moody's	33.2%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by ..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by ..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table. Of the portfolio's total investments, 15.31% is not rated by either of these NRSROs.

2 Percentages are based on total investments, which may differ from total net assets.

Portfolio of Investments

September 30, 2004

Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--74.1%
		Alabama--2.3%
$1,855,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2007	AA/Aa3		$1,981,696
3,045,000		DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.75%, 6/1/2006	A+/A1		3,112,355
975,000		Dothan, AL, GO Warrants (Series 2002), 5.00%, 3/1/2005	NR		988,289
1,025,000		Dothan, AL, GO Warrants (Series 2002), 5.25%, 3/1/2006	NR		1,070,961
1,075,000		Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	NR		1,154,926
10,000,000		Jefferson County, AL Sewer System, (Series B-1-A) ARS, (FGIC INS)	AAA/Aaa		10,000,000
		TOTAL			18,308,227
		Alaska--0.1%
1,000,000		Alaska State Housing Finance Corp., State Capital Project Revenue Bonds (Series 2001A), 5.00% (MBIA Insurance Corp. INS), 6/1/2006	AAA/Aaa		1,050,530
		Arizona--2.5%
3,500,000		Maricopa County, AZ Pollution Control Corp., (Series 1994C), 1.95% TOBs (Arizona Public Service Co.), Optional Tender 3/1/2005	BBB/Baa1		3,485,615
5,000,000		Maricopa County, AZ Pollution Control Corp., (Series 1994E), 1.875% TOBs (Arizona Public Service Co.), Mandatory Tender 3/1/2005	BBB/Baa1		4,990,550
2,000,000		Maricopa County, AZ Pollution Control Corp., (Series 1994F), 1.875% TOBs (Arizona Public Service Co.), Mandatory Tender 3/1/2005	BBB/Baa1		1,996,560
1,000,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 1985A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BBB-/Baa3		1,027,950
3,000,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 2002A), 6.25% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BBB-/Baa3		3,081,540
1,000,000		Maricopa County, AZ IDA, Solid Waste Disposal Revenue Bonds, 4.80% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2004	BBB/NR		1,003,730
1,470,000		Mohave County, AZ IDA, Correctional Facilities Contract Revenue Bonds (Series 2004A), 5.00% (Mohave Prison LLC)/(XL Capital Assurance Inc. INS), 4/1/2006	AAA/NR		1,538,090
500,000		University Medical Center Corp., AZ, Hospital Revenue Bonds, 5.00% (University of Arizona Medical Center), 7/1/2006	BBB+/A3		522,210
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Arizona--continued
$1,000,000		Yavapai, AZ IDA, Revenue Bonds, 3.30% TOBs (BP Products North America, Inc.)/(BP PLC GTD), Optional Tender 12/1/2004	AA+/NR		$1,001,830
2,000,000	[2,3]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/NR		2,020,400
		TOTAL			20,668,475
		Arkansas--0.7%
2,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 2.85% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2005	BBB/NR		2,002,640
2,500,000		Fayetteville, AR Sales & Use Tax Capital Improvement (Series 2002), 4.00%, 6/1/2005	AA-/NR		2,538,175
265,000		Little Rock, AR Health Facilities Board, Healthcare Refunding Revenue Bonds (Series 2003), 2.50% (Baptist Medical Center, AR), 9/1/2005	A+/NR		265,527
980,000		Little Rock, AR Health Facilities Board, Healthcare Refunding Revenue Bonds (Series 2003), 4.50% (Baptist Medical Center, AR), 9/1/2007	A+/NR		1,026,481
		TOTAL			5,832,823
		California--6.1%
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.50%, 5/1/2005	BBB+/A2		1,021,270
1,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2002A), 5.50%, 5/1/2007	BBB+/A2		1,081,950
10,000,000		California State, SAVRs (Series D-1), 5/1/2033	A/A3		10,000,000
1,500,000		California State, SAVRs (Series D-4), 5/1/2033	A/A3		1,500,000
12,000,000		California State, SAVRs (2003 Series D-5), 5/1/2033	A/A3		11,977,320
8,000,000		California State, SAVRs (Series D-2), 5/1/2033	A/A3		7,991,760
8,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 5/31/2005	A/A3		8,094,960
1,000,000	[2,3]	California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2007	BBB/NR		993,310
2,500,000		Natomas, CA Union School District, COPs, 2.50% TOBs (AMBAC INS), Mandatory Tender 2/1/2005	AAA/Aaa		2,501,725
2,500,000		Santa Clara County, CA Financing Authority, Special Obligation Bonds (Series 2003: Measure B Transportation Improvement Program), 4.00% (Santa Clara County, CA), 8/1/2005	NR/A2		2,540,400
1,320,000		Truckee-Donner Public Utility District, COPs (Series A), 3.00% (American Capital Access INS), 1/1/2005	A/NR		1,322,732
		TOTAL			49,025,427
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Colorado--1.2%
$300,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.05%, 9/1/2005	NR		$300,075
500,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.30%, 9/1/2006	NR		501,130
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	A-/A3		1,509,735
2,000,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1		2,031,240
1,670,000		Dove Valley Metropolitan District, CO, Refunding UT GO Bonds, 2.875% TOBs (BNP Paribas SA LOC), Mandatory Tender 11/1/2004	AA/NR		1,671,603
3,500,000		Tower Metropolitan District, CO, 4.00% TOBs (U.S. Bank, N.A. LOC), Mandatory Tender 11/30/2005	AA-/NR		3,591,747
		TOTAL			9,605,530
		Connecticut--0.3%
1,000,000		Connecticut Development Authority, PCRBs, 3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC INS), Mandatory Tender 10/1/2008	AAA/Aaa		1,010,470
1,500,000		Connecticut State Transportation Infrastructure Authority, Transit Infrastructure Special Tax Refunding Revenue Bonds (Series 2001B), 5.00%, 10/1/2004	AA-/A1		1,500,150
		TOTAL			2,510,620
		Delaware--0.7%
255,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2005	BBB/Baa1		259,559
560,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2006	BBB/Baa1		582,646
460,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2007	BBB/Baa1		485,245
4,000,000		Delaware State, UT GO Bonds (Series 2002A), 5.00%, 7/1/2005	AAA/Aaa		4,101,400
		TOTAL			5,428,850
		District of Columbia--1.2%
8,000,000		District of Columbia, (Georgetown University), SAVRs (Series A)/(MBIA Insurance Corp. INS)	AAA/Aaa		8,000,000
1,365,000		District of Columbia, COPs, 5.00% (AMBAC INS), 1/1/2006	AAA/Aaa		1,415,287
		TOTAL			9,415,287
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Florida--4.8%
$1,000,000		Broward County, FL, Refunding UT GO Bonds, 5.00%, 1/1/2006	AA+/Aa1		$1,039,880
600,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	NR		602,346
1,795,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	NR		1,811,568
1,765,000	[2,3]	Florida State Department of Corrections, Custodial Receipts, 1.50%, 9/10/2005	NR/A3		1,763,959
1,445,000	[2,3]	Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006	NR/A3		1,431,330
1,295,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	NR		1,311,434
1,545,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	NR		1,560,017
3,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	A/A2		3,037,770
12,600,000		JEA, FL Electric System, ARS, (XL Capital Assurance INS)	AAA/Aaa		12,600,000
500,000		Lee County, FL IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2004	BBB-/NR		501,835
1,145,000		Lee County, FL IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2006	BBB-/NR		1,196,525
4,215,000		Live Oak, FL Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	NR		4,238,562
1,245,000		Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds (Series 2002A), 5.00% (AMBAC INS), 4/1/2007	AAA/Aaa		1,335,263
5,100,000		Orange County, FL, Health Facilities Authority, (Orlando Regional Healthcare System), ARS (Series A), (Radian Asset Assurance INS)	AA/Aaa		5,100,000
760,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	NR		766,802
405,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	NR		407,207
		TOTAL			38,704,498
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Georgia--2.2%
$1,365,000		Atlanta, GA, UT GO Bonds, 4.50% (MBIA Insurance Corp. INS), 12/1/2004	AAA/Aaa		$1,371,689
3,135,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR		3,204,095
7,000,000		East Point, GA, 1.50% TANs, 12/31/2004	NR		6,992,930
900,000		Fulton De Kalb, GA Hospital Authority, Refunding Revenue Certificates (Series 2003), 4.00%, 1/1/2005	AA/Aa3		905,463
2,330,000		Fulton De Kalb, GA Hospital Authority, Refunding Revenue Certificates (Series 2003), 4.00%, 1/1/2006	AA/Aa3		2,393,889
1,750,000		Georgia State, UT GO Bonds (Series 1999D), 5.80%, 11/1/2005	AAA/Aaa		1,826,878
1,000,000		Walker County, GA, Sales Tax UT GO Bonds, 3.50% (FSA INS), 1/1/2007	AAA/NR		1,033,640
		TOTAL			17,728,584
		Idaho--0.6%
4,800,000		Boise City, ID Housing Authority, Multifamily Housing Revenue Bonds (Series 2002A), 3.25% TOBs (Civic Plaza Housing Project)/(Key Bank, N.A. LOC) 3/27/2006	NR/A1		4,862,112
		Illinois--4.4%
520,000		Chicago, IL Transit Authority, Capital Grant Receipts Revenue Bonds (Series A), 4.00% (AMBAC INS), 6/1/2006	AAA/Aaa		520,894
10,700,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), ARS (Series A), (MBIA Insurance Corp. INS)	AAA/Aaa		10,700,000
17,025,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), ARS (AMBAC INS)	AAA/Aaa		17,025,000
1,000,000		Illinois Educational Facilities Authority, Revenue Bonds, (Series A), 5.00% (University of Chicago), 7/1/2007	AA/Aa1		1,075,610
3,820,000		Illinois Finance Authority, Refunding Revenue Bonds, 3.00% (OSF Health Care Systems), 11/15/2005	A/A2		3,850,942
2,000,000		Illinois Finance Authority, Refunding Revenue Bonds, 5.00% (OSF Health Care Systems), 11/15/2006	A/A2		2,103,000
		TOTAL			35,275,446
		Indiana--1.1%
4,000,000		Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	BBB+/Baa1		4,121,960
1,000,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 2.70% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2004	BBB/NR		999,800
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Indiana--continued
$1,000,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 2.70% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2005	BBB/NR		$999,800
845,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		878,732
2,000,000		Lawrenceburg, IN Pollution Control Revenue Board, PCRBs (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	BBB/Baa2		1,999,620
		TOTAL			8,999,912
		Iowa--0.3%
1,200,000		Council Bluffs, IA Industrial Development, Refunding Revenue Bonds (Series 2004), 2.25% (Cargill, Inc.), 3/1/2007	A+/NR		1,188,588
1,500,000		Iowa Higher Education Loan Authority, 3.90% RANs (Briar Cliff University), 5/24/2005	NR		1,511,475
		TOTAL			2,700,063
		Kansas--2.1%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A3		3,156,120
6,300,000		Burlington, KS, Refunding Revenue Bonds (Series 1998C), 2.38% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2005	BBB/A3		6,292,692
125,000		Johnson County, KS Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2005	NR		125,998
5,000,000		La Cygne, KS, Environmental Improvement Refunding Revenue Bonds (Series 1994), 2.25% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2005	BBB/A2		4,998,750
600,000		Lawrence, KS Hospital Authority, Hospital Revenue Bonds, 2.50% (Lawrence Memorial Hospital), 7/1/2005	NR/Baa1		600,324
860,000		Lawrence, KS Hospital Authority, Hospital Revenue Bonds, 3.00% (Lawrence Memorial Hospital), 7/1/2006	NR/Baa1		865,762
350,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2006	A-/NR		366,366
250,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2007	A-/NR		265,130
		TOTAL			16,671,142
		Kentucky--0.2%
2,015,000		Kentucky Housing Corp., Housing Revenue Bonds (Series 2003F), 1.80%, 1/1/2006	AAA/Aaa		2,018,466
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Louisiana--1.9%
$500,000		Calcasieu Parish, LA, IDB, Refunding PCRBs, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB+/Baa1		$522,425
1,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	A/A3		1,033,740
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 2.15% TOBs (Loop LLC), Mandatory Tender 4/1/2005	A/A3		4,500,090
355,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 3.00% (Opelousas General Health System), 10/1/2005	BBB+/NR		356,519
535,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 3.50% (Opelousas General Health System), 10/1/2006	BBB+/NR		542,190
800,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.00% (Opelousas General Health System), 10/1/2007	BBB+/NR		820,496
830,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	BBB+/NR		861,532
5,000,000		St. Charles Parish, LA, Refunding PCRBs (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa2		5,066,900
1,800,000		West Feliciana Parish, LA, PCRBs, 7.70% (Entergy Gulf States, Inc.), 12/1/2014	BB+/Ba1		1,815,192
		TOTAL			15,519,084
		Maine--0.4%
3,000,000		Maine Finance Authority, Solid Waste Disposal Revenue Bonds, 2.90% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2005	BBB/NR		3,004,680
		Maryland--0.2%
1,600,000		Prince Georges County, MD, IDRB (Series 1993), 2.16% TOBs (International Paper Co.), Optional Tender 7/15/2005	BBB/Baa2		1,602,096
		Massachusetts--1.9%
3,250,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2002E), 5.00%, 1/1/2005	AA-/Aa2		3,277,788
400,000		Massachusetts Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	BBB/NR		424,596
520,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2006	BBB+/NR		538,465
430,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2007	BBB+/NR		448,765
500,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 3.00% (Partners Healthcare Systems), 7/1/2005	AA-/Aa3		504,720
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Massachusetts--continued
$2,000,000		Massachusetts State HFA, Housing Revenue Bonds (Series 2003B), 4.00%, 6/1/2005	AA-/Aa3		$2,027,180
6,625,000		New Bedford, MA, 3.50% RANs, 6/30/2005	NR		6,702,778
1,796,292		Swansea, MA, 2.00% BANs, 10/22/2004	NR		1,796,256
		TOTAL			15,720,548
		Michigan--2.1%
2,000,000		Detroit, MI, Convention Facility Special Tax Refunding Revenue Bonds (Series 2003), 5.00% (Cobo Hall Project)/(MBIA Insurance Corp. INS), 9/30/2008	AAA/Aaa		2,184,900
2,500,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.00% (Clean Water Revolving Fund), 10/1/2005	AAA/Aaa		2,582,325
2,000,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00%, 1/1/2005	AA/A1		2,016,840
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2005	A-/A1		1,012,530
1,130,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2006	A-/A1		1,172,545
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2006	A/A2		1,046,080
1,975,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 3.00% (NSF International), 8/1/2008	A-/NR		1,984,283
1,000,000		Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2007	BBB/NR		1,011,640
3,500,000		Michigan State Strategic Fund, Solid Waste Refunding Limited Obligation Revenue Bonds, 2.20% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2005	BBB/NR		3,494,680
500,000		Saginaw, MI Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2004G), 3.00% (Covenant Medical Center, Inc.), 7/1/2005	A/NR		503,350
		TOTAL			17,009,173
		Minnesota--0.5%
400,000		Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2004), 2.00% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2005	A-/NR		399,828
400,000		Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2004), 4.50% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2006	A-/NR		412,028
1,400,000		Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2005	NR/A3		1,442,266
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Minnesota--continued
$600,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2003), 3.00% (HealthPartners Obligated Group), 12/1/2004	BBB+/Baa1		$601,104
1,210,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2003), 4.00% (HealthPartners Obligated Group), 12/1/2005	BBB+/Baa1		1,230,364
		TOTAL			4,085,590
		Mississippi--0.7%
370,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 2.70% (Southwest Mississippi Regional Medical Center), 4/1/2005	BBB+/NR		370,192
765,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 3.00% (Southwest Mississippi Regional Medical Center), 4/1/2006	BBB+/NR		767,517
2,000,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2004B-2 R-Floats), 3.00% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2005	AA/NR		2,018,180
2,250,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2004B-2 R-Floats), 3.50% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2006	AA/NR		2,296,553
		TOTAL			5,452,442
		Missouri--0.7%
895,000		Cape Girardeau County, MO IDA, Health Care Facilities Revenue Bonds, (Series A), 4.25% (St. Francis Medical Center, MO), 6/1/2005	A/NR		906,393
1,560,000		Missouri Development Finance Board, Infrastructure Facilities Bonds (Series 2003A), 4.00% (Branson, MO), 12/1/2004	BBB+/Baa1		1,565,429
1,000,000		Missouri State HEFA, (Series 2002B), 3.00% RANs (Evangel University), 4/22/2005	NR		1,001,720
2,500,000	[2,3]	Missouri State HEFA, (Series 2004D), 3.00% RANs (Rockhurst University), 4/22/2005	NR		2,510,191
		TOTAL			5,983,733
		Nebraska--0.5%
1,350,000		Douglas County, NE, Variable Rate Demand IDRB (Series 1986), 2.50% TOBs (Omaha Landmark Lodging LP Project)/(First National Bank of Omaha LOC), Optional Tender 12/1/2004	NR		1,349,541
2,055,000		Douglas County, NE, Variable Rate Demand IDRB, 2.50% TOBs (3001 Chicago LP Project)/(First National Bank of Omaha LOC), Optional Tender 12/1/2004	NR		2,054,301
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2002B), 4.00% (AMBAC INS), 1/1/2006	AAA/Aaa		1,027,420
		TOTAL			4,431,262
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Nevada--0.7%
$2,345,000		Clark County, NV Improvement District, Limited Obligation Improvement Bonds, 4.00% (Special Improvement District No. 142 (Mountain's Edge)), 8/1/2007	NR		$2,372,835
1,500,000	[2,3]	Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2007	BBB/NR		1,500,075
1,695,000		Las Vegas, NV Special Improvement District No. 607, Local Improvement Special Assessment Bonds (Series 2004), 4.00%, 6/1/2007	NR		1,718,306
		TOTAL			5,591,216
		New Hampshire--0.2%
2,000,000		New Hampshire Business Finance Authority, Refunding PCRBs, 2.05% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2005	NR/Baa2		1,997,060
		New Jersey--2.9%
2,325,000		Asbury Park, NJ, 3.00% TANs, 2/18/2005	NR		2,334,114
1,500,000		Asbury Park, NJ, 3.25% TANs, 2/27/2005	NR		1,506,885
5,000,000		Bayonne, NJ, 2.50% TANs, 10/6/2004	NR		5,000,200
4,000,000		Bayonne, NJ, 3.00% BANs, 7/1/2005	NR		4,024,891
2,311,150		Kearny, NJ, 3.00% BANs, 6/30/2005	NR		2,319,470
200,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 2.00% (Winchester Gardens at Ward Homestead), 11/1/2004	BBB-		199,996
275,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 3.00% (Winchester Gardens at Ward Homestead), 11/1/2006	BBB-		274,764
705,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 3.25% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.35%), 11/1/2007	BBB-		700,382
720,000		New Jersey EDA, School Facilities Construction Revenue Bonds (Series 2004I), 5.00% (New Jersey State), 9/1/2009	A+/A1		789,394
750,000		New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 4.00% (Stevens Institute of Technology), 7/1/2005	BBB+/Baa2		761,783
1,805,000		Weehawken Township, NJ, 2.50% BANs, 4/14/2005	NR		1,806,570
3,550,000		Weehawken Township, NJ, 3.00% BANs, 9/14/2005	NR		3,595,369
		TOTAL			23,313,818
		New Mexico--0.7%
3,000,000		Farmington, NM, PCRBs (Series 2003B), 2.10% TOBs (Public Service Co., NM), Mandatory Tender 4/1/2006	BBB/Baa2		2,986,140
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BBB-/Baa3		1,025,890
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		New Mexico--continued
$1,360,000		New Mexico State Hospital Equipment Loan Council, Hospital Revenue Bonds (Series 2003), 3.00% (St. Vincent Hospital)/ (Radian Asset Assurance INS), 7/1/2005	AA/NR		$1,371,002
		TOTAL			5,383,032
		New York--4.1%
1,115,000		Dutchess County, NY IDA, Revenue Bonds, 2.80% (Marist College), 7/1/2006	NR/Baa1		1,124,210
2,175,000		Dutchess County, NY IDA, Revenue Bonds, 3.20% (Marist College), 7/1/2007	NR/Baa1		2,210,257
555,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Revenue Refunding Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2005	A/NR		558,291
760,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Refunding Revenue Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2006	A/NR		767,228
790,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Refunding Revenue Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2007	A/NR		795,988
1,640,000		New York City, NY Transitional Finance Authority, Secured Future Tax Revenue Bonds (Series 2003A), 5.00%, 2/1/2009	AA+/Aa2		1,795,980
1,000,000		New York City, NY, UT GO Bonds (Series G), 5.00%, 8/1/2007	A/A2		1,072,920
3,000,000		New York City, NY, UT GO Bonds (2004 Series E), 5.00%, 8/1/2005	A/A2		3,077,910
3,000,000		New York City, NY, UT GO Bonds (Series 2002G), 5.00%, 8/1/2005	A/A2		3,077,910
2,000,000		New York City, NY, UT GO Bonds (Series 2004I), 5.00%, 8/1/2008	A/A2		2,169,760
3,410,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series C-1), 5.00% (New York State), 2/15/2005	AA-/NR		3,450,033
900,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 3.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2006	NR/Aa3		912,375
225,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 4.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2005	NR/A3		227,491
570,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2006	NR/A3		593,718
805,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 4.00% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2005	AA/NR		818,017
1,280,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 4.00% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2006	AA/NR		1,323,290
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		New York--continued
$3,200,000		New York State Urban Development Corp., Correctional & Youth Facilities Revenue Bonds (Series 2002A), 5.00% (New York State), 1/1/2008	AA-/A3		$3,455,072
1,000,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 3.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2005	AA/NR		1,006,050
5,000,000		Niagara Falls, NY City School District, 2.50% RANs, 10/8/2004	NR		5,000,400
		TOTAL			33,436,900
		North Carolina--0.8%
4,370,000		North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2003A), 4.00% (Novant Health Obligated Group), 11/1/2005	AA-/Aa3		4,470,991
1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 3.80% (Cypress Glen), 10/1/2007	NR		1,006,140
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.00% (Catawba Electric), 1/1/2005	BBB+/Baa1		1,007,930
		TOTAL			6,485,061
		North Dakota--0.2%
500,000		North Dakota State Building Authority, Revenue Bonds, 3.50%, 12/1/2005	A+/A2		509,200
980,000		North Dakota State Building Authority, Revenue Bonds, 3.50%, 12/1/2006	A+/A2		1,006,470
		TOTAL			1,515,670
		Ohio--5.6%
1,085,000		Beavercreek, OH Local School District, Special Tax Anticipation Notes, 4.25%, 12/1/2004	NR		1,088,819
500,000		Franklin County, OH Health Care Facilities, Extendable Rate Adjustable Securities Revenue Bonds (Series 2001B), 6.50% TOBs (Ohio Presbyterian Retirement Services), Mandatory Tender 7/1/2006	BBB/NR		499,445
550,000		Franklin County, OH IDA, Revenue Bonds, 1.65% TOBs (C M Media, Inc.)/(Key Bank, N.A. LOC), Optional Tender 3/1/2005	NR		548,950
2,050,000		Garfield Heights, OH City School District, Energy Conservation Improvement (Series 2004), 2.86% BANs, 7/21/2005	NR		2,058,877
9,320,000		Jefferson County, OH, (Series 1), 2.10% BANs, 11/10/2004	NR		9,320,746
7,800,000		Lorain County, OH, (Catholic Healthcare Partners), ARS, (FSA INS)	AAA/Aaa		7,800,000
3,000,000		Lorain County, OH, Hospital Refunding Revenue & Improvement Bonds, 5.00% (Catholic Healthcare Partners), 10/1/2004	AA-/A1		3,000,270
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$1,750,000		Lorain, OH, 2.75% BANs, 3/17/2005	NR		$1,748,845
2,030,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Refunding Revenue Bonds (Series 2002), 4.00% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 3/31/2005	NR/A3		2,042,566
1,420,000		Nelsonville, OH, 1.66% BANs, 3/3/2005	NR		1,421,641
5,750,000		Ohio State Air Quality Development Authority, Environmental Refunding Revenue Bonds, 2.00% TOBs (MeadWestvaco Corp.), Mandatory Tender 11/1/2004	BBB/Baa2		5,748,275
1,750,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 3.375% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2005	BB+/Baa2		1,748,250
300,000		Ohio State Higher Educational Facilities Commission, Higher Educational Revenue Bonds, 2.00% (John Carroll University, OH), 11/15/2005	NR/A2		300,912
2,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BB+/Baa3		2,024,960
4,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2005	BB+/Baa2		3,999,680
2,000,000		Ohio State Water Development Authority, PCRBs (Series A), 3.40% TOBs (Cleveland Electric Illuminating Co.), Mandatory Tender 10/1/2004	BBB-/Baa2		2,003,760
		TOTAL			45,355,996
		Oklahoma--0.7%
125,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2004	BBB+/NR		125,010
310,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2005	BBB+/NR		317,301
605,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2006	BBB+/NR		630,204
870,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2007	BBB+/NR		916,023
3,280,000		Tulsa County, OK Industrial Authority, Capital Improvements Revenue Bonds (Series 2003B), 4.00%, 5/15/2006	AA/NR		3,391,290
		TOTAL			5,379,828
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Oregon--1.7%
$13,000,000		Medford, OR Hospital Facilities Authority, (Rogue Valley Manor), SAVRs, 08/15/2032 (Radian Asset Assurance INS)	AA/NR		$13,000,000
1,050,000		Oregon State Bond Bank, Revenue Bonds (Series 2002B), 3.00% (Oregon State Economic & Community Development Commission)/(MBIA Insurance Corp. INS), 1/1/2005	AAA/Aaa		1,053,759
		TOTAL			14,053,759
		Pennsylvania--5.6%
2,500,000		Allegheny County, PA HDA, Revenue Bonds (Series (2003B), 5.50% (UPMC Health System), 6/15/2005	A/NR		2,558,625
3,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2003B), 5.50% (UPMC Health System), 6/15/2006	A/NR		3,155,880
500,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2005	A-/NR		504,850
300,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2006	A-/NR		307,311
330,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.50% (Dunwoody Village, Inc.), 4/1/2007	A-/NR		344,688
2,205,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 4.00%, 7/1/2005	A-/A2		2,243,058
1,500,000		Erie, PA Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2007	AA-/NR		1,496,220
565,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004A), 2.20% (Mercyhurst College), 3/15/2005	BBB/NR		564,825
780,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004A), 2.55% (Mercyhurst College), 3/15/2006	BBB/NR		779,953
800,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004A), 2.875% (Mercyhurst College), 3/15/2007	BBB/NR		801,864
300,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004B), 2.20% (Mercyhurst College), 3/15/2005	BBB/NR		299,907
185,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004B), 2.55% (Mercyhurst College), 3/15/2006	BBB/NR		184,989
200,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004B), 2.875% (Mercyhurst College), 3/15/2007	BBB/NR		200,466
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$7,500,000		Lawrence County, PA, 3.50% TRANs, 12/31/2004	NR		$7,535,902
4,000,000		Montgomery County, PA IDA, Refunding PCRBs (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		4,000,280
400,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2004	BBB/A3		400,876
2,000,000		Pennsylvania State Higher Education Facilities Authority, Pennsylvania Financing Program Revenue Bonds (Series M), 4.00% TOBs (Cedar Crest College)/(Citizens Bank of Pennsylvania LOC), Mandatory Tender 5/1/2006	NR/Aa2		2,011,520
2,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004M-2), 3.50% TOBs (Valley Forge Military Academy Foundation)/(Fulton Bank LOC), Mandatory Tender 11/1/2008	NR/A1		2,528,275
6,350,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), 1.70% TOBs (Washington & Jefferson College)/(Allied Irish Banks, LOC) Mandatory Tender 11/1/2005	NR/Aa3		6,346,508
3,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.625% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2006	AA-/NR		3,076,800
1,950,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.625% TOBs (King's College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2006	AA-/NR		1,999,920
1,750,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.00% TOBs (York College of Pennsylvania)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2005	NR/Aa3		1,791,878
450,000		Philadelphia, PA, UT GO Bonds (Series 2003A), 4.00% (XL Capital Assurance Inc. INS), 2/15/2005	AAA/Aaa		453,875
115,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+		116,458
600,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.50% (Monongahela Valley Hospital), 6/1/2005	NR/A3		608,508
755,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.75% (Monongahela Valley Hospital), 6/1/2006	NR/A3		782,724
		TOTAL			45,096,160
		Rhode Island--0.1%
1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, 3.00% (Memorial Hospital)/(Fleet National Bank LOC), 7/1/2005	AA-/NR		1,007,980
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		South Carolina--1.0%
$3,560,000		Charleston County, SC, Hospital Facilities Revenue Bonds (Series 2004A), 5.00% (CareAlliance Health Services d/b/a Roper St. Francis Healthcare), 8/15/2005	A-/A3		$3,646,935
2,000,000		Richland County, SC, Environmental Improvement Refunding Revenue Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2		2,064,300
700,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.25% (Palmetto Health Alliance), 8/1/2005	BBB/Baa2		709,807
820,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.50% (Palmetto Health Alliance), 8/1/2006	BBB/Baa2		845,018
1,100,000		South Carolina State Public Service Authority, Revenue Bonds (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2		1,170,422
		TOTAL			8,436,482
		South Dakota--0.6%
1,070,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.25% (Sioux Valley Hospital & Health System), 11/1/2005	A+/A1		1,106,048
2,880,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		2,887,488
500,000		South Dakota State Health & Educational Authority, Revenue Bonds (Series 2001E), 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		501,300
		TOTAL			4,494,836
		Tennessee--1.6%
2,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	BBB/NR		2,068,540
290,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 3.50% (East Tennessee Children's Hospital), 7/1/2005	BBB+/Baa1		291,482
3,690,000		Knox County, TN, Refunding UT GO Bonds, 4.50%, 4/1/2006	AA/Aa2		3,837,895
3,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Bonds, 6.875% (Meharry Medical College)/ (U.S. Treasury PRF 12/1/2004@102)/(Original Yield 7.27%), 12/1/2024	AAA/#Aaa		3,086,520
1,000,000		Shelby County, TN Health Education & Housing Facilities Board, Revenue @102 Bonds (Series 2004A R-Floats), 5.00% (Baptist Memorial Healthcare), 9/1/2007	AA/NR		1,064,830
2,000,000		Shelby County, TN Health Education & Housing Facilities Board, Revenue Bonds (Series 2004A R-Floats), 5.00% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2008	AA/NR		2,146,700
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Tennessee--continued
$600,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.25% (Wellmont Health System), 9/1/2005	BBB+/NR		$612,690
		TOTAL			13,108,657
		Texas--4.0%
1,000,000		Austin, TX, UT GO, 5.00%, 9/1/2006	AA+/Aa2		1,057,580
250,000		Brazoria County, TX, HFDC, Revenue Bonds, 4.00% (Brazosport Memorial Hospital)/(Radian Asset Assurance INS), 7/1/2005	AA/NR		253,768
930,000		Brazoria County, TX, HFDC, Revenue Bonds, 4.00% (Brazosport Memorial Hospital)/(Radian Asset Assurance INS), 7/1/2006	AA/NR		958,439
1,445,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB/Baa2		1,487,599
5,000,000		Brazos River Authority, TX, Refunding PCRBs (Series 1994A), 3.00% TOBs (TXU Energy), Mandatory Tender 5/1/2005	BBB/Baa2		5,003,650
1,015,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional Health System), 9/1/2008	NR		1,054,240
1,020,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	NR		1,066,981
915,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 4.25% (Good Shepherd Medical Center), 10/1/2004	BBB/Baa2		915,046
1,000,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,025,460
1,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB+/Baa1		1,035,220
1,000,000		Harris County, TX HFDC, Hospital Revenue Bonds (Series 2004A), 5.00% (Memorial Hermann Healthcare System), 12/1/2008	A/A2		1,070,580
1,000,000		Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3), Mandatory Tender 11/1/2006	AA/NR		1,043,990
1,000,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds, 5.00%, 5/15/2006	A/A1		1,048,460
3,000,000		Matagorda County, TX Navigation District Number One, Refunding PCRBs (Series 1999A), 2.15% TOBs (AEP Texas Central Co.), Mandatory Tender 11/1/2004	BBB/Baa2		2,999,220
3,000,000		Matagorda County, TX Navigation District Number One, Refunding PCRBs (Series 2001A), 4.55% TOBs (AEP Texas Central Co.), Mandatory Tender 11/1/2006	BBB/Baa2		3,120,510
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,750,000		North Central Texas HFDC, Hospital Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2005	AA-/Aa3		$1,789,410
1,000,000		North Texas Tollway Authority, Refunding Revenue Bonds (Series 2003C), 3.00% (Dallas North Tollway System)/ (FSA INS), 1/1/2006	AAA/Aaa		1,014,600
1,000,000		Tarrant County, TX Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 4/1/2007	NR		990,000
1,205,000		Texas State Public Finance Authority, Revenue Financing System Bonds (Series 2002), 4.00% (Texas Southern University)/(MBIA Insurance Corp. INS), 11/1/2004	NR/Aaa		1,207,458
1,500,000		Trinity River Authority of Texas, Refunding PCRBs (Series A), 5.00% TOBs (TXU Energy), Mandatory Tender 11/1/2006	BBB-/Baa2		1,553,100
600,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 4.00% (Mother Frances Hospital), 7/1/2005	NR/Baa1		606,360
600,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 4.50% (Mother Frances Hospital), 7/1/2006	NR/Baa1		617,256
1,000,000		University of Texas, Financing System Revenue Bonds (Series 2001B), 5.00%, 8/15/2007	AAA/Aaa		1,079,490
		TOTAL			31,998,417
		Utah--0.2%
1,500,000		Utah County, UT, Hospital Revenue Bonds, 5.00% (IHC Health Services, Inc.), 5/15/2005	AA+/Aa1		1,530,045
		Virginia--1.0%
1,000,000		Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3		1,032,750
400,000		Halifax, VA IDA, Hospital Refunding Revenue Bonds, 3.00% (Halifax Regional Hospital, Inc.), 9/1/2005	A/NR		403,224
1,000,000		Halifax, VA IDA, Hospital Refunding Revenue Bonds, 4.00% (Halifax Regional Hospital, Inc.), 9/1/2007	A/NR		1,036,390
3,330,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 2.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2007	BBB+/A3		3,295,202
1,500,000		Louisa, VA IDA, Solid Waste & Sewer Disposal Revenue Bonds (Series 2001 A), 2.30% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2007	NR/A3		1,483,665
1,000,000		Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/ (Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	BBB+/Baa1		1,005,970
		TOTAL			8,257,201
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Washington--1.6%
$10,000,000		Washington Health Care Facilities Authority, SAVRs (Series A), (AMBAC INS)	AAA/Aaa		$10,000,000
3,000,000		Washington State, Various Purpose Refunding UT GO Bonds (Series R-2003A), 3.50% (MBIA Insurance Corp. INS), 1/1/2007	AAA/Aaa		3,097,560
		TOTAL			13,097,560
		Wisconsin--0.7%
2,000,000		Pleasant Prairie, WI Water & Sewer System, BANs, 4.00%, 10/1/2007	NR/A3		2,082,760
2,000,000		Waupaca, WI, Anticipation Notes (Series 2003B), 3.50%, 4/1/2007	NR		2,007,180
450,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 4.00% (Wheaton Franciscan Services), 8/15/2005	A/A2		457,344
615,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 5.00% (Wheaton Franciscan Services), 8/15/2007	A/A2		654,963
130,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2005	A-/A3		132,752
140,000		Wisconsin State HEFA, Revenue Bonds, 5.25% (Bellin Memorial Hospital)/(AMBAC INS), 2/15/2005	AAA/Aaa		141,854
		TOTAL			5,476,853
		Wyoming--0.4%
3,350,000		Albany County, WY, PCRBs (Series 1985), 2.55% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2004	BBB/NR		3,347,957
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $598,302,884)			599,979,088
		SHORT-TERM MUNICIPALS--25.8%
		Alabama--1.4%
3,500,000		Gulf Shores, AL Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B) Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	NR		3,500,000
8,000,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D) Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	A-1+/NR		8,000,000
		TOTAL			11,500,000
		Alaska--2.4%
7,500,000		Valdez, AK Marine Terminal, (Series 2003A) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	A-1+/VMIG1		7,500,000
12,000,000		Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	A-1+/VMIG1		12,000,000
		TOTAL			19,500,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Arizona--0.8%
$4,000,000		Apache County, AZ IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	A-1+/VMIG1		$4,000,000
1,400,000		Prescott, AZ IDA, (Series A) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,400,000
1,400,000		Prescott, AZ IDA, (Series B) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,400,000
		TOTAL			6,800,000
		California--1.6%
1,500,000		Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs (Dexia Credit Local LIQ)	A-1+/VMIG1		1,500,000
7,700,000		Riverside County, CA Public Financing Authority, (1985 Series A) Weekly VRDNs (Riverside County, CA)/(State Street Bank and Trust Co. LOC)	A-1+/VMIG1		7,700,000
4,000,000		Stockton, CA, (Series 2003) Weekly VRDNs (United Christian Schools, Inc.)/(Pacific Capital Bank, N.A. LOC)	NR/VMIG2		4,000,000
		TOTAL			13,200,000
		District of Columbia--0.4%
3,000,000		District of Columbia, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	NR/VMIG1		3,000,000
		Florida--0.6%
4,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	A-2/P-2		4,500,000
		Georgia--1.0%
1,170,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	NR/VMIG1		1,170,000
6,865,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	A-1/P-1		6,865,000
		TOTAL			8,035,000
		Illinois--0.5%
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	A-1/NR		4,000,000
		Indiana--1.5%
4,295,000		Indiana Health Facility Financing Authority, (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		4,295,000
8,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.)	A-2/VMIG2		8,000,000
		TOTAL			12,295,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Iowa--1.0%
$7,700,000		Salix, IA Pollution Control, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.)	A-2/VMIG2		$7,700,000
		Kentucky--0.7%
6,000,000		Berea, KY, (Series 1997) Weekly VRDNs (Tokico (USA), Inc.)/ (Bank of Tokyo-Mitsubishi Ltd. LOC)	NR/VMIG1		6,000,000
		Maryland--0.4%
3,255,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	A-1/NR		3,255,000
		Minnesota--0.4%
3,250,000		Sherburn, MN PCRBs, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.)	A-2/VMIG2		3,250,000
		Missouri--0.2%
1,305,000		Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	NR		1,305,000
		Multi State--0.1%
990,000	[2,3]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/ (Series 1999-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	NR/VMIG1		990,000
		New York--1.1%
5,800,000		Dutchess County, NY Resource Recovery Agency, (Series 2004), 1.80% BANs, 5/1/2005	SP-1+		5,804,060
3,500,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	A-1+/VMIG1		3,500,000
		TOTAL			9,304,060
		North Carolina--0.1%
860,000		Brunswick County, NC Industrial Facilities and PCFA, (Series 1998) Weekly VRDNs (Turnage Properties LLC)/ (RBC Centura Bank LOC)	NR/VMIG1		860,000
		Ohio--2.0%
1,415,000		Bowling Green, OH, Adjustable Rate Industrial Development Refunding Revenue Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Sky Bank LOC)	NR		1,415,000
3,995,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(Provident Bank LOC)	NR		3,995,000
1,900,000		Franklin County, OH Revenue, (Series 2000F) Weekly VRDNs (Trinity Healthcare Credit Group)	A-1+/VMIG1		1,900,000
7,085,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/ (U.S. Bank, N.A. LOC)	NR/VMIG1		7,085,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Ohio--continued
$1,785,000		Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/ (Provident Bank LOC)	NR		$1,785,000
		TOTAL			16,180,000
		Oklahoma--0.5%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.)	A-2/VMIG1		1,000,000
3,260,000		Tulsa County, OK Industrial Authority, (Series 2002A) Daily VRDNs (Montereau in Warren Woods)/(BNP Paribas SA LOC)	A-1+/NR		3,260,000
		TOTAL			4,260,000
		Pennsylvania--2.2%
17,555,000		Lancaster County, PA Hospital Authority, (Series 1996) Weekly VRDNs (Masonic Homes)	NR/VMIG2		17,555,000
		South Carolina--0.5%
3,800,000		South Carolina Jobs-EDA, Economic Development Revenue Bonds Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC)	NR		3,800,000
		Tennessee--1.5%
3,000,000		Sevier County, TN Public Building Authority, (Series IV-B-3) Daily VRDNs (Hamblen County, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		3,000,000
2,550,000		Sevier County, TN Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,550,000
2,470,000		Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,470,000
4,355,000		Sevier County, TN Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		4,355,000
		TOTAL			12,375,000
		Utah--0.4%
3,300,000		Box Elder County, UT, PCRBs, 1.45% TOBs (Nucor Corp.), Optional Tender 10/1/2004	VMIG1		3,287,955
		Virginia--1.9%
12,900,000		Loudoun County, VA IDA, (Series 2003A) Daily VRDNs (Howard Hughes Medical Institute)	A-1+/VMIG1		12,900,000
2,000,000		Roanoke, VA IDA, (Series 2002B) Daily VRDNs (Carilion Health System Obligated Group)	A-1+/VMIG1		2,000,000
330,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/(RBC Centura Bank LOC)	NR		330,000
		TOTAL			15,230,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Wisconsin--2.0%
$16,000,000		Sheboygan, WI Pollution Control, (Series A) Daily VRDNs (Wisconsin Power & Light Co.)	A-2/P-1		$16,000,000
		Wyoming--0.6%
5,000,000		Sweetwater County, WY, PCRB (Series 1990A) Weekly VRDNs (Pacificorp)/(Barclays Bank PLC LOC)	NR/VMIG1		5,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $209,182,015)			209,182,015
		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $807,484,899) [4]			809,161,103
		OTHER ASSETS AND LIABILITIES--0.1%			718,611
		TOTAL NET ASSETS--100%			$809,879,714

Securities that are subject to the federal alternative minimum tax (AMT) represent 14.4% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the long-term credit ratings. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.

VMIG1 - This designation denoted best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG2 - This designation denotes high quality. Margins of protections are ample although not so large as in the preceding group.

Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2004, these securities amounted to $11,209,265 which represents 1.4% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors. At September 30, 2004, these securities amounted to $11,209,265 which represents 1.4% of total net assets.

4 The cost of investments for federal tax purposes amounts to $807,560,681.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
ARS	--Auction Rate Securities
BANs	--Bond Anticipation Notes
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
RANs	--Revenue Anticipation Notes
SAVRs	--Select Auction Variable Rates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2004

Assets:
Total investments in securities, at value (identified cost $807,484,899)		$809,161,103
Cash		28,636
Income receivable		6,330,911
Receivable for investments sold		2,985,000
Receivable for shares sold		1,053,487
TOTAL ASSETS		819,559,137
Liabilities:
Payable for investments purchased	$5,331,408
Payable for shares redeemed	3,508,715
Income distribution payable	567,593
Payable for Directors'/Trustees' fees	1,119
Payable for distribution services fee (Note 5)	63,209
Payable for shareholder services fee (Note 5)	79,012
Accrued expenses	128,367
TOTAL LIABILITIES		9,679,423
Net assets for 401,192,549 shares outstanding		$809,879,714
Net Assets Consist of:
Paid-in capital		$809,580,638
Net unrealized appreciation of investments		1,676,204
Accumulated net realized loss on investments		(1,377,622)
Undistributed net investment income		494
TOTAL NET ASSETS		$809,879,714
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$468,410,538 ÷ 232,042,108 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$2.02
Offering price per share		$2.02
Redemption proceeds per share		$2.02
Class A Shares:
$341,469,176 ÷ 169,150,441 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$2.02
Offering price per share (100/98.00 of $2.02) [1]		$2.06
Redemption proceeds per share		$2.02

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2004

Investment Income:
Interest			$19,213,291
Expenses:
Investment adviser fee (Note 5)		$5,655,324
Administrative personnel and services fee (Note 5)		750,211
Custodian fees		30,060
Transfer and dividend disbursing agent fees and expenses (Note 5)		105,109
Directors'/Trustees' fees		11,980
Auditing fees		17,530
Legal fees		10,809
Portfolio accounting fees (Note 5)		168,072
Distribution services fee-Class A Shares (Note 5)		1,134,827
Shareholder services fee-Class A Shares (Note 5)		1,134,827
Share registration costs		108,214
Printing and postage		58,845
Insurance premiums		22,834
Taxes		80,462
Miscellaneous		6,042
TOTAL EXPENSES		9,295,146
Waivers (Note 5):
Waiver of investment adviser fee	$(3,608,032)
Waiver of administrative personnel and services fee	(32,819)
Waiver of transfer and dividend disbursing agent fees and expenses	(39,516)
Waiver of distribution services fee-Class A Shares	(226,966)
TOTAL WAIVERS		(3,907,333)
Net expenses			5,387,813
Net investment income			13,825,478
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(863,254)
Net change in unrealized appreciation of investments			(2,956,142)
Net realized and unrealized loss on investments			(3,819,396)
Change in net assets resulting from operations			$10,006,082

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,825,478	$13,046,462
Net realized loss on investments	(863,254)	(456,456)
Net change in unrealized appreciation/depreciation of investments	(2,956,142)	1,331,719
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,006,082	13,921,725
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,234,405)	(7,844,825)
Class A Shares	(5,589,990)	(5,200,794)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,824,395)	(13,045,619)
Share Transactions:
Proceeds from sale of shares	848,277,048	1,292,252,327
Net asset value of shares issued to shareholders in payment of distributions declared	7,030,460	7,188,859
Cost of shares redeemed	(1,035,235,164)	(957,347,253)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(179,927,656)	342,093,933
Change in net assets	(183,745,969)	342,970,039
Net Assets:
Beginning of period	993,625,683	650,655,644
End of period (including undistributed net investment income of $494 and $270, respectively)	$809,879,714	$993,625,683

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2004

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2004 is as follows:

Security	Acquisition Date	Acquisition Cost
Florida State Department of Corrections, Custodial Receipts, 1.50%, 9/10/2005	2/27/2004	$2,495,000
Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006	2/27/2004	$1,445,000
Missouri State HEFA, (Series 2004D), 3.00% RANs (Rockhurst University), 4/22/2005	4/15/2004	$2,518,275
Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.) Mandatory Tender 10/1/2007	9/23/2004	$1,500,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended September 30	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	216,101,769	$437,163,498	260,910,484	$528,063,474
Shares issued to shareholders in payment of distributions declared	1,428,625	2,889,451	1,688,137	3,415,611
Shares redeemed	(229,869,967)	(464,983,703)	(177,986,769)	(360,114,876)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(12,339,573)	$(24,930,754)	84,611,852	$171,364,209

Year Ended September 30	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	203,218,503	$411,113,550	377,585,011	$764,188,853
Shares issued to shareholders in payment of distributions declared	2,047,453	4,141,009	1,864,511	3,773,248
Shares redeemed	(282,055,069)	(570,251,461)	(295,373,845)	(597,232,377)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(76,789,113)	$(154,996,902)	84,075,677	$170,729,724
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(89,128,686)	$(179,927,656)	168,687,529	$342,093,933

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization of debt securities.

For the year ended September 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss
$(859)	$859

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2004 and 2003 was as follows:

	2004	2003
Tax-exempt income	$13,824,395	$13,045,619

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$568,087
Net unrealized appreciation	$1,600,422
Capital loss carryforward	$414,065

At September 30, 2004, the cost of investments for federal tax purposes was $807,560,681. The net unrealized appreciation of investments for federal tax purposes was $1,600,422. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,075,193 and net unrealized depreciation from investments for those securities having an excess of cost over value of $474,771.

The difference between book-basis and tax-basis net unrealized appreciation is due to differing treatment for discount accretion/premium amortization of debt securities.

At September 30, 2004, the Fund had a capital loss carryforward of $414,065 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$353,600
2012	$ 59,924

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2004, for federal income tax purposes, post-October losses of $887,774 were deferred to October 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS) under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended September 30, 2004, the fees paid to FAS and FServ were $654,658 and $62,734, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended September 30, 2004, FSC retained $1,569 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Institutional Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2004, the Fund's Institutional Shares did not accrue or pay the shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $45,334, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $42,664, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended September 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $660,532,653 and $846,604,546, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended September 30, 2004, were as follows:

Purchases	$382,751,669
Sales	$402,087,259

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits, now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At September 30, 2004, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME
SECURITIES, INC. AND CLASS A SHAREHOLDERS OF FEDERATED
MUNICIPAL ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Ultrashort Fund (the "Fund") as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2004, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 19, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises three portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1991	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1991	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. He is Vice President of the Corporation. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31417P874

29303 (11/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2004

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended September 30,				Period Ended
	2004	2003	2002		9/30/2001	[1]
Net Asset Value, Beginning of Period	$2.03	$2.02	$2.01		$2.00
Income From Investment Operations:
Net investment income	0.03	0.04	0.05	[2]	0.08
Net realized and unrealized gain (loss) on investments	(0.01)	0.01	0.01	[2]	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.05	0.06		0.09
Less Distributions:
Distributions from net investment income	(0.03)	(0.04)	(0.05)		(0.08)
Net Asset Value, End of Period	$2.02	$2.03	$2.02		$2.01
Total Return [3]	1.20%	2.43%	2.99%		4.65%

Ratios to Average Net Assets:
Expenses	0.35%	0.35%	0.35%		0.10	% [4]
Net investment income	1.69%	1.87%	2.39	% [2]	3.70	% [4]
Expense waiver/reimbursement [5]	0.39%	0.38%	0.41%		1.08	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$468,411	$495,239	$323,260		$83,180
Portfolio turnover	69%	49%	32%		13%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

2 Effective October 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2004	Ending Account Value 9/30/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,003.70	$1.75
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.25	$1.77

1 Expenses are equal to the Fund's annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return for the 12-month reporting period, based on net asset value, was 1.20% for the Institutional Shares (IS). The total return consisted of 1.69% of tax-exempt dividends, and 0.49% of price depreciation as the fund's net asset value fell from $2.03 to $2.02 over the reporting period. 1 The total return of the fund's benchmark and performance indices, the Lehman Brothers 1-Year Municipal Bond Index (LB1MB) and Lipper Tax-Exempt Money Market Funds Index (LTEMMFI), 2 were 1.23%, and 0.42%, respectively, during the 12-month reporting period.

The fund's investment objective is to seek to provide current income exempt from federal regular income tax. 3 During the reporting period, the fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's price sensitivity to interest rates); (b) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"); and (d) the credit quality and ratings of the portfolio securities (which indicates the risk that securities will default). These were the most significant factors affecting the fund's performance relative to its benchmark indices. In addition, the fund's total return reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the LB1MB and may not have been reflected in the total return of, or may have differed from, the LTEMMFI.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 The LB1MB is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and mature in at least one, but not more than two, years. As of January 1996, the LBIMB also includes zero coupon bonds and bonds subject to the alternative minimum tax. The LTEMMFI is an unmanaged index of funds with dollar-weighted average maturities of less than 90 days that invest in municipal obligations and intend to keep constant net asset value. The LB1MB and LTEMMFI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

3 Income may be subject to the federal alternative minimum tax, as well as state and local taxes.

DURATION 4

Because the fund is an ultrashort municipal bond fund, the fund's typical dollar-weighted average duration generally ranges from 0.5 to 1.0 years. At the end of the reporting period the fund's duration was at 0.74 years, and the durations of the LB1MB and LTEMMFI were 1.41 years and approximately 0.10 years, respectively.

Duration management is a significant component of the fund's investment strategy. In the first half of the reporting period, as short-term interest rates remained mostly range bound and economic growth languished, the fund extended its duration from 0.70 to 0.84 years in order to improve the income return of the fund. In the second half of the reporting period, beginning in April 2004, as market anticipation of an expected rise in interest rates and of economic recovery increased, the fund shortened its duration from 0.84 years to 0.63 years in August 2004 by, among other actions, increasing the portfolio's allocation to variable rate demand notes and auction rate notes and selling select short maturity (1 to 4 years) municipal bonds. The overall shortening of the fund's duration helped to mitigate the effect of rising interest rates on the net asset value of the fund, and helped to positively contribute to the fund's performance relative to the LB1MB.

MATURITY AND YIELD CURVE

During the reporting period, the fund concentrated on taking advantage of a steep and positively sloped yield curve when available to add incremental tax-exempt income value while attempting to mitigate interest rate risk (price movement). A steep and positively sloped yield curve provides higher incremental income or yield as maturities become longer.

With the Federal Reserve Board increasing short-term interest rates during the reporting period, shorter maturity (1-2 year) bond yields rose more than yields on short-intermediate maturity (3-5 years) bonds. To achieve the fund's ultrashort duration targets, the fund concentrated on buying municipal bonds maturing inside of 5-years, with many of the purchases being of municipal bonds with maturities of 1 to 3 years combined with a significant weighting in variable rate demand notes and auction rate notes. This decision hurt the fund's total return because the fund did not capture the additional income potential of investing further out the yield curve. However, the decision did reduce the price volatility of the fund. Higher coupon municipal bonds (bonds with higher interest rate payments) also were emphasized over lower coupon municipal bonds (bonds with lower interest rate payments) to help provide protection against the negative effects of rising interest rates. These strategies generally benefited the fund's performance.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

Large holdings of cash equivalents, such as variable rate demand notes and auction rate notes, which experienced no price impact, but provided incremental income return during the reporting period, also benefited the fund's income performance relative to the LTEMMFI.

SECTOR ALLOCATION

During the reporting period, as compared to the LB1MB, the fund allocated more of its portfolio to securities issued by electric and gas utilities, hospitals, industrial development projects, and resource recovery projects. The fund allocated less of the portfolio to general obligation bonds issued by the state issuers than the LB1MB. These overweight allocations helped the fund's performance due to the higher yields and income returns in those sectors. For the state general obligation sector, the fund's underweight position helped fund performance as compared to the LB1MB given the below average performance of the general obligation sector.

CREDIT QUALITY

The overall quality of the fund was maintained at "A+" quality during the reporting period. Lower-quality bonds performed very well during the reporting period as credit spreads (the yield difference between "AAA"-rated municipal bonds and bonds of lower-credit quality and similar maturity) decreased. 1 This tightening in credit spreads on lower-quality bonds was the result of improved economic activity, limited new issue supply, and large demand from institutional funds and retail investors. The fund benefited from its overweight exposure to "A" and "BBB" rated investment grade securities as securities rated in these two categories significantly outperformed those in the higher ratings categories over the reporting period. The fund's small allocation to non-investment grade and unrated securities also benefited the fund's performance versus the LB1MB and LTEMMFI. 5

5 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Non-investment grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

GROWTH OF A $250,000 INVESTMENT

The graph below illustrates the hypothetical investment of $250,000 1 in Federated Municipal Ultrashort Fund (Institutional Shares) (the "Fund") from October 24, 2000 (start of performance) to September 30, 2004, compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MB) 2 and the Lipper Tax-Exempt Money Market Funds Index (LTEMMFI).

Average Annual Total Return for the Period Ended 9/30/2004
1 Year	1.20%
Start of Performance (10/24/2000)	2.86%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $250,000. The Fund's performance assumes the reinvestment of all dividends and distributions. The LM1MB and LTEMMFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB1MB is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows. The Fund is not a money market fund and not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

Portfolio of Investments Summary Tables

At September 30, 2004, the fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	15.6%	Aaa	17.6%
AA	18.4%	Aa	14.2%
A	18.3%	A	22.2%
BBB	17.9%	Baa	12.6%
BB	1.2%	Ba	0.2%
Not rated by S&P	28.6%	Not rated by Moody's	33.2%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by ..." category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the "Not rated by ..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term, credit-quality ratings as assigned only by the NRSRO identified in the table. Of the portfolio's total investments, 15.31% is not rated by either of these NRSROs.

2 Percentages are based on total investments, which may differ from total net assets.

Portfolio of Investments

September 30, 2004

Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--74.1%
		Alabama--2.3%
$1,855,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2007	AA/Aa3		$1,981,696
3,045,000		DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.75%, 6/1/2006	A+/A1		3,112,355
975,000		Dothan, AL, GO Warrants (Series 2002), 5.00%, 3/1/2005	NR		988,289
1,025,000		Dothan, AL, GO Warrants (Series 2002), 5.25%, 3/1/2006	NR		1,070,961
1,075,000		Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	NR		1,154,926
10,000,000		Jefferson County, AL Sewer System, (Series B-1-A) ARS, (FGIC INS)	AAA/Aaa		10,000,000
		TOTAL			18,308,227
		Alaska--0.1%
1,000,000		Alaska State Housing Finance Corp., State Capital Project Revenue Bonds (Series 2001A), 5.00% (MBIA Insurance Corp. INS), 6/1/2006	AAA/Aaa		1,050,530
		Arizona--2.5%
3,500,000		Maricopa County, AZ Pollution Control Corp., (Series 1994C), 1.95% TOBs (Arizona Public Service Co.), Optional Tender 3/1/2005	BBB/Baa1		3,485,615
5,000,000		Maricopa County, AZ Pollution Control Corp., (Series 1994E), 1.875% TOBs (Arizona Public Service Co.), Mandatory Tender 3/1/2005	BBB/Baa1		4,990,550
2,000,000		Maricopa County, AZ Pollution Control Corp., (Series 1994F), 1.875% TOBs (Arizona Public Service Co.), Mandatory Tender 3/1/2005	BBB/Baa1		1,996,560
1,000,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 1985A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BBB-/Baa3		1,027,950
3,000,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 2002A), 6.25% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BBB-/Baa3		3,081,540
1,000,000		Maricopa County, AZ IDA, Solid Waste Disposal Revenue Bonds, 4.80% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2004	BBB/NR		1,003,730
1,470,000		Mohave County, AZ IDA, Correctional Facilities Contract Revenue Bonds (Series 2004A), 5.00% (Mohave Prison LLC)/ (XL Capital Assurance Inc. INS), 4/1/2006	AAA/NR		1,538,090
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Arizona--continued
$500,000		University Medical Center Corp., AZ, Hospital Revenue Bonds, 5.00% (University of Arizona Medical Center), 7/1/2006	BBB+/A3		$522,210
1,000,000		Yavapai, AZ IDA, Revenue Bonds, 3.30% TOBs (BP Products North America, Inc.)/(BP PLC GTD), Optional Tender 12/1/2004	AA+/NR		1,001,830
2,000,000	[2,3]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/NR		2,020,400
		TOTAL			20,668,475
		Arkansas--0.7%
2,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 2.85% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2005	BBB/NR		2,002,640
2,500,000		Fayetteville, AR Sales & Use Tax Capital Improvement (Series 2002), 4.00%, 6/1/2005	AA-/NR		2,538,175
265,000		Little Rock, AR Health Facilities Board, Healthcare Refunding Revenue Bonds (Series 2003), 2.50% (Baptist Medical Center, AR), 9/1/2005	A+/NR		265,527
980,000		Little Rock, AR Health Facilities Board, Healthcare Refunding Revenue Bonds (Series 2003), 4.50% (Baptist Medical Center, AR), 9/1/2007	A+/NR		1,026,481
		TOTAL			5,832,823
		California--6.1%
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.50%, 5/1/2005	BBB+/A2		1,021,270
1,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2002A), 5.50%, 5/1/2007	BBB+/A2		1,081,950
10,000,000		California State, SAVRs (Series D-1), 5/1/2033	A/A3		10,000,000
1,500,000		California State, SAVRs (Series D-4), 5/1/2033	A/A3		1,500,000
12,000,000		California State, SAVRs (2003 Series D-5), 5/1/2033	A/A3		11,977,320
8,000,000		California State, SAVRs (Series D-2), 5/1/2033	A/A3		7,991,760
8,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 5/31/2005	A/A3		8,094,960
1,000,000	[2,3]	California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2007	BBB/NR		993,310
2,500,000		Natomas, CA Union School District, COPs, 2.50% TOBs (AMBAC INS), Mandatory Tender 2/1/2005	AAA/Aaa		2,501,725
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		California--continued
$2,500,000		Santa Clara County, CA Financing Authority, Special Obligation Bonds (Series 2003: Measure B Transportation Improvement Program), 4.00% (Santa Clara County, CA), 8/1/2005	NR/A2		$2,540,400
1,320,000		Truckee-Donner Public Utility District, COPs (Series A), 3.00% (American Capital Access INS), 1/1/2005	A/NR		1,322,732
		TOTAL			49,025,427
		Colorado--1.2%
300,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.05%, 9/1/2005	NR		300,075
500,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.30%, 9/1/2006	NR		501,130
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	A-/A3		1,509,735
2,000,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1		2,031,240
1,670,000		Dove Valley Metropolitan District, CO, Refunding UT GO Bonds, 2.875% TOBs (BNP Paribas SA LOC), Mandatory Tender 11/1/2004	AA/NR		1,671,603
3,500,000		Tower Metropolitan District, CO, 4.00% TOBs (U.S. Bank, N.A. LOC), Mandatory Tender 11/30/2005	AA-/NR		3,591,747
		TOTAL			9,605,530
		Connecticut--0.3%
1,000,000		Connecticut Development Authority, PCRBs, 3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC INS), Mandatory Tender 10/1/2008	AAA/Aaa		1,010,470
1,500,000		Connecticut State Transportation Infrastructure Authority, Transit Infrastructure Special Tax Refunding Revenue Bonds (Series 2001B), 5.00%, 10/1/2004	AA-/A1		1,500,150
		TOTAL			2,510,620
		Delaware--0.7%
255,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2005	BBB/Baa1		259,559
560,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2006	BBB/Baa1		582,646
460,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2007	BBB/Baa1		485,245
4,000,000		Delaware State, UT GO Bonds (Series 2002A), 5.00%, 7/1/2005	AAA/Aaa		4,101,400
		TOTAL			5,428,850
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		District of Columbia--1.2%
$8,000,000		District of Columbia, (Georgetown University), SAVRs (Series A)/(MBIA Insurance Corp. INS)	AAA/Aaa		$8,000,000
1,365,000		District of Columbia, COPs, 5.00% (AMBAC INS), 1/1/2006	AAA/Aaa		1,415,287
		TOTAL			9,415,287
		Florida--4.8%
1,000,000		Broward County, FL, Refunding UT GO Bonds, 5.00%, 1/1/2006	AA+/Aa1		1,039,880
600,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	NR		602,346
1,795,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	NR		1,811,568
1,765,000	[2,3]	Florida State Department of Corrections, Custodial Receipts, 1.50%, 9/10/2005	NR/A3		1,763,959
1,445,000	[2,3]	Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006	NR/A3		1,431,330
1,295,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	NR		1,311,434
1,545,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	NR		1,560,017
3,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	A/A2		3,037,770
12,600,000		JEA, FL Electric System, ARS, (XL Capital Assurance INS)	AAA/Aaa		12,600,000
500,000		Lee County, FL IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2004	BBB-/NR		501,835
1,145,000		Lee County, FL IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2006	BBB-/NR		1,196,525
4,215,000		Live Oak, FL Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	NR		4,238,562
1,245,000		Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds (Series 2002A), 5.00% (AMBAC INS), 4/1/2007	AAA/Aaa		1,335,263
5,100,000		Orange County, FL, Health Facilities Authority, (Orlando Regional Healthcare System), ARS (Series A), (Radian Asset Assurance INS)	AA/Aaa		5,100,000
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Florida--continued
$760,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	NR		$766,802
405,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	NR		407,207
		TOTAL			38,704,498
		Georgia--2.2%
1,365,000		Atlanta, GA, UT GO Bonds, 4.50% (MBIA Insurance Corp. INS), 12/1/2004	AAA/Aaa		1,371,689
3,135,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR		3,204,095
7,000,000		East Point, GA, 1.50% TANs, 12/31/2004	NR		6,992,930
900,000		Fulton De Kalb, GA Hospital Authority, Refunding Revenue Certificates (Series 2003), 4.00%, 1/1/2005	AA/Aa3		905,463
2,330,000		Fulton De Kalb, GA Hospital Authority, Refunding Revenue Certificates (Series 2003), 4.00%, 1/1/2006	AA/Aa3		2,393,889
1,750,000		Georgia State, UT GO Bonds (Series 1999D), 5.80%, 11/1/2005	AAA/Aaa		1,826,878
1,000,000		Walker County, GA, Sales Tax UT GO Bonds, 3.50% (FSA INS), 1/1/2007	AAA/NR		1,033,640
		TOTAL			17,728,584
		Idaho--0.6%
4,800,000		Boise City, ID Housing Authority, Multifamily Housing Revenue Bonds (Series 2002A), 3.25% TOBs (Civic Plaza Housing Project)/(Key Bank, N.A. LOC) 3/27/2006	NR/A1		4,862,112
		Illinois--4.4%
520,000		Chicago, IL Transit Authority, Capital Grant Receipts Revenue Bonds (Series A), 4.00% (AMBAC INS), 6/1/2006	AAA/Aaa		520,894
10,700,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), ARS (Series A), (MBIA Insurance Corp. INS)	AAA/Aaa		10,700,000
17,025,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), ARS (AMBAC INS)	AAA/Aaa		17,025,000
1,000,000		Illinois Educational Facilities Authority, Revenue Bonds, (Series A), 5.00% (University of Chicago), 7/1/2007	AA/Aa1		1,075,610
3,820,000		Illinois Finance Authority, Refunding Revenue Bonds, 3.00% (OSF Health Care Systems), 11/15/2005	A/A2		3,850,942
2,000,000		Illinois Finance Authority, Refunding Revenue Bonds, 5.00% (OSF Health Care Systems), 11/15/2006	A/A2		2,103,000
		TOTAL			35,275,446
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Indiana--1.1%
$4,000,000		Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	BBB+/Baa1		$4,121,960
1,000,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 2.70% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2004	BBB/NR		999,800
1,000,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 2.70% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2005	BBB/NR		999,800
845,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		878,732
2,000,000		Lawrenceburg, IN Pollution Control Revenue Board, PCRBs (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	BBB/Baa2		1,999,620
		TOTAL			8,999,912
		Iowa--0.3%
1,200,000		Council Bluffs, IA Industrial Development, Refunding Revenue Bonds (Series 2004), 2.25% (Cargill, Inc.), 3/1/2007	A+/NR		1,188,588
1,500,000		Iowa Higher Education Loan Authority, 3.90% RANs (Briar Cliff University), 5/24/2005	NR		1,511,475
		TOTAL			2,700,063
		Kansas--2.1%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A3		3,156,120
6,300,000		Burlington, KS, Refunding Revenue Bonds (Series 1998C), 2.38% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2005	BBB/A3		6,292,692
125,000		Johnson County, KS Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2005	NR		125,998
5,000,000		La Cygne, KS, Environmental Improvement Refunding Revenue Bonds (Series 1994), 2.25% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2005	BBB/A2		4,998,750
600,000		Lawrence, KS Hospital Authority, Hospital Revenue Bonds, 2.50% (Lawrence Memorial Hospital), 7/1/2005	NR/Baa1		600,324
860,000		Lawrence, KS Hospital Authority, Hospital Revenue Bonds, 3.00% (Lawrence Memorial Hospital), 7/1/2006	NR/Baa1		865,762
350,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2006	A-/NR		366,366
250,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2007	A-/NR		265,130
		TOTAL			16,671,142
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Kentucky--0.2%
$2,015,000		Kentucky Housing Corp., Housing Revenue Bonds (Series 2003F), 1.80%, 1/1/2006	AAA/Aaa		$2,018,466
		Louisiana--1.9%
500,000		Calcasieu Parish, LA, IDB, Refunding PCRBs, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB+/Baa1		522,425
1,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	A/A3		1,033,740
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 2.15% TOBs (Loop LLC), Mandatory Tender 4/1/2005	A/A3		4,500,090
355,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 3.00% (Opelousas General Health System), 10/1/2005	BBB+/NR		356,519
535,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 3.50% (Opelousas General Health System), 10/1/2006	BBB+/NR		542,190
800,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.00% (Opelousas General Health System), 10/1/2007	BBB+/NR		820,496
830,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	BBB+/NR		861,532
5,000,000		St. Charles Parish, LA, Refunding PCRBs (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa2		5,066,900
1,800,000		West Feliciana Parish, LA, PCRBs, 7.70% (Entergy Gulf States, Inc.), 12/1/2014	BB+/Ba1		1,815,192
		TOTAL			15,519,084
		Maine--0.4%
3,000,000		Maine Finance Authority, Solid Waste Disposal Revenue Bonds, 2.90% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2005	BBB/NR		3,004,680
		Maryland--0.2%
1,600,000		Prince Georges County, MD, IDRB (Series 1993), 2.16% TOBs (International Paper Co.), Optional Tender 7/15/2005	BBB/Baa2		1,602,096
		Massachusetts--1.9%
3,250,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2002E), 5.00%, 1/1/2005	AA-/Aa2		3,277,788
400,000		Massachusetts Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	BBB/NR		424,596
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Massachusetts--continued
$520,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2006	BBB+/NR		$538,465
430,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2007	BBB+/NR		448,765
500,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 3.00% (Partners Healthcare Systems), 7/1/2005	AA-/Aa3		504,720
2,000,000		Massachusetts State HFA, Housing Revenue Bonds (Series 2003B), 4.00%, 6/1/2005	AA-/Aa3		2,027,180
6,625,000		New Bedford, MA, 3.50% RANs, 6/30/2005	NR		6,702,778
1,796,292		Swansea, MA, 2.00% BANs, 10/22/2004	NR		1,796,256
		TOTAL			15,720,548
		Michigan--2.1%
2,000,000		Detroit, MI, Convention Facility Special Tax Refunding Revenue Bonds (Series 2003), 5.00% (Cobo Hall Project)/ (MBIA Insurance Corp. INS), 9/30/2008	AAA/Aaa		2,184,900
2,500,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.00% (Clean Water Revolving Fund), 10/1/2005	AAA/Aaa		2,582,325
2,000,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00%, 1/1/2005	AA/A1		2,016,840
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2005	A-/A1		1,012,530
1,130,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2006	A-/A1		1,172,545
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2006	A/A2		1,046,080
1,975,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 3.00% (NSF International), 8/1/2008	A-/NR		1,984,283
1,000,000		Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2007	BBB/NR		1,011,640
3,500,000		Michigan State Strategic Fund, Solid Waste Refunding Limited Obligation Revenue Bonds, 2.20% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2005	BBB/NR		3,494,680
500,000		Saginaw, MI Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2004G), 3.00% (Covenant Medical Center, Inc.), 7/1/2005	A/NR		503,350
		TOTAL			17,009,173
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Minnesota--0.5%
$400,000		Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2004), 2.00% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2005	A-/NR		$399,828
400,000		Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2004), 4.50% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2006	A-/NR		412,028
1,400,000		Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2005	NR/A3		1,442,266
600,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2003), 3.00% (HealthPartners Obligated Group), 12/1/2004	BBB+/Baa1		601,104
1,210,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2003), 4.00% (HealthPartners Obligated Group), 12/1/2005	BBB+/Baa1		1,230,364
		TOTAL			4,085,590
		Mississippi--0.7%
370,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 2.70% (Southwest Mississippi Regional Medical Center), 4/1/2005	BBB+/NR		370,192
765,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 3.00% (Southwest Mississippi Regional Medical Center), 4/1/2006	BBB+/NR		767,517
2,000,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2004B-2 R-Floats), 3.00% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2005	AA/NR		2,018,180
2,250,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2004B-2 R-Floats), 3.50% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2006	AA/NR		2,296,553
		TOTAL			5,452,442
		Missouri--0.7%
895,000		Cape Girardeau County, MO IDA, Health Care Facilities Revenue Bonds, (Series A), 4.25% (St. Francis Medical Center, MO), 6/1/2005	A/NR		906,393
1,560,000		Missouri Development Finance Board, Infrastructure Facilities Bonds (Series 2003A), 4.00% (Branson, MO), 12/1/2004	BBB+/Baa1		1,565,429
1,000,000		Missouri State HEFA, (Series 2002B), 3.00% RANs (Evangel University), 4/22/2005	NR		1,001,720
2,500,000	[2,3]	Missouri State HEFA, (Series 2004D), 3.00% RANs (Rockhurst University), 4/22/2005	NR		2,510,191
		TOTAL			5,983,733
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Nebraska--0.5%
$1,350,000		Douglas County, NE, Variable Rate Demand IDRB (Series 1986), 2.50% TOBs (Omaha Landmark Lodging LP Project)/(First National Bank of Omaha LOC), Optional Tender 12/1/2004	NR		$1,349,541
2,055,000		Douglas County, NE, Variable Rate Demand IDRB, 2.50% TOBs (3001 Chicago LP Project)/(First National Bank of Omaha LOC), Optional Tender 12/1/2004	NR		2,054,301
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2002B), 4.00% (AMBAC INS), 1/1/2006	AAA/Aaa		1,027,420
		TOTAL			4,431,262
		Nevada--0.7%
2,345,000		Clark County, NV Improvement District, Limited Obligation Improvement Bonds, 4.00% (Special Improvement District No. 142 (Mountain's Edge)), 8/1/2007	NR		2,372,835
1,500,000	[2,3]	Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2007	BBB/NR		1,500,075
1,695,000		Las Vegas, NV Special Improvement District No. 607, Local Improvement Special Assessment Bonds (Series 2004), 4.00%, 6/1/2007	NR		1,718,306
		TOTAL			5,591,216
		New Hampshire--0.2%
2,000,000		New Hampshire Business Finance Authority, Refunding PCRBs, 2.05% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2005	NR/Baa2		1,997,060
		New Jersey--2.9%
2,325,000		Asbury Park, NJ, 3.00% TANs, 2/18/2005	NR		2,334,114
1,500,000		Asbury Park, NJ, 3.25% TANs, 2/27/2005	NR		1,506,885
5,000,000		Bayonne, NJ, 2.50% TANs, 10/6/2004	NR		5,000,200
4,000,000		Bayonne, NJ, 3.00% BANs, 7/1/2005	NR		4,024,891
2,311,150		Kearny, NJ, 3.00% BANs, 6/30/2005	NR		2,319,470
200,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 2.00% (Winchester Gardens at Ward Homestead), 11/1/2004	BBB-		199,996
275,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 3.00% (Winchester Gardens at Ward Homestead), 11/1/2006	BBB-		274,764
705,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 3.25% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.35%), 11/1/2007	BBB-		700,382
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		New Jersey--continued
$720,000		New Jersey EDA, School Facilities Construction Revenue Bonds (Series 2004I), 5.00% (New Jersey State), 9/1/2009	A+/A1		$789,394
750,000		New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 4.00% (Stevens Institute of Technology), 7/1/2005	BBB+/Baa2		761,783
1,805,000		Weehawken Township, NJ, 2.50% BANs, 4/14/2005	NR		1,806,570
3,550,000		Weehawken Township, NJ, 3.00% BANs, 9/14/2005	NR		3,595,369
		TOTAL			23,313,818
		New Mexico--0.7%
3,000,000		Farmington, NM, PCRBs (Series 2003B), 2.10% TOBs (Public Service Co., NM), Mandatory Tender 4/1/2006	BBB/Baa2		2,986,140
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BBB-/Baa3		1,025,890
1,360,000		New Mexico State Hospital Equipment Loan Council, Hospital Revenue Bonds (Series 2003), 3.00% (St. Vincent Hospital)/(Radian Asset Assurance INS), 7/1/2005	AA/NR		1,371,002
		TOTAL			5,383,032
		New York--4.1%
1,115,000		Dutchess County, NY IDA, Revenue Bonds, 2.80% (Marist College), 7/1/2006	NR/Baa1		1,124,210
2,175,000		Dutchess County, NY IDA, Revenue Bonds, 3.20% (Marist College), 7/1/2007	NR/Baa1		2,210,257
555,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Revenue Refunding Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2005	A/NR		558,291
760,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Refunding Revenue Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2006	A/NR		767,228
790,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Refunding Revenue Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2007	A/NR		795,988
1,640,000		New York City, NY Transitional Finance Authority, Secured Future Tax Revenue Bonds (Series 2003A), 5.00%, 2/1/2009	AA+/Aa2		1,795,980
1,000,000		New York City, NY, UT GO Bonds (Series G), 5.00%, 8/1/2007	A/A2		1,072,920
3,000,000		New York City, NY, UT GO Bonds (2004 Series E), 5.00%, 8/1/2005	A/A2		3,077,910
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		New York--continued
$3,000,000		New York City, NY, UT GO Bonds (Series 2002G), 5.00%, 8/1/2005	A/A2		$3,077,910
2,000,000		New York City, NY, UT GO Bonds (Series 2004I), 5.00%, 8/1/2008	A/A2		2,169,760
3,410,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series C-1), 5.00% (New York State), 2/15/2005	AA-/NR		3,450,033
900,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 3.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2006	NR/Aa3		912,375
225,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 4.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2005	NR/A3		227,491
570,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2006	NR/A3		593,718
805,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 4.00% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2005	AA/NR		818,017
1,280,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 4.00% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2006	AA/NR		1,323,290
3,200,000		New York State Urban Development Corp., Correctional & Youth Facilities Revenue Bonds (Series 2002A), 5.00% (New York State), 1/1/2008	AA-/A3		3,455,072
1,000,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 3.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2005	AA/NR		1,006,050
5,000,000		Niagara Falls, NY City School District, 2.50% RANs, 10/8/2004	NR		5,000,400
		TOTAL			33,436,900
		North Carolina--0.8%
4,370,000		North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2003A), 4.00% (Novant Health Obligated Group), 11/1/2005	AA-/Aa3		4,470,991
1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 3.80% (Cypress Glen), 10/1/2007	NR		1,006,140
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.00% (Catawba Electric), 1/1/2005	BBB+/Baa1		1,007,930
		TOTAL			6,485,061
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		North Dakota--0.2%
$500,000		North Dakota State Building Authority, Revenue Bonds, 3.50%, 12/1/2005	A+/A2		$509,200
980,000		North Dakota State Building Authority, Revenue Bonds, 3.50%, 12/1/2006	A+/A2		1,006,470
		TOTAL			1,515,670
		Ohio--5.6%
1,085,000		Beavercreek, OH Local School District, Special Tax Anticipation Notes, 4.25%, 12/1/2004	NR		1,088,819
500,000		Franklin County, OH Health Care Facilities, Extendable Rate Adjustable Securities Revenue Bonds (Series 2001B), 6.50% TOBs (Ohio Presbyterian Retirement Services), Mandatory Tender 7/1/2006	BBB/NR		499,445
550,000		Franklin County, OH IDA, Revenue Bonds, 1.65% TOBs (C M Media, Inc.)/(Key Bank, N.A. LOC), Optional Tender 3/1/2005	NR		548,950
2,050,000		Garfield Heights, OH City School District, Energy Conservation Improvement (Series 2004), 2.86% BANs, 7/21/2005	NR		2,058,877
9,320,000		Jefferson County, OH, (Series 1), 2.10% BANs, 11/10/2004	NR		9,320,746
7,800,000		Lorain County, OH, (Catholic Healthcare Partners), ARS, (FSA INS)	AAA/Aaa		7,800,000
3,000,000		Lorain County, OH, Hospital Refunding Revenue & Improvement Bonds, 5.00% (Catholic Healthcare Partners), 10/1/2004	AA-/A1		3,000,270
1,750,000		Lorain, OH, 2.75% BANs, 3/17/2005	NR		1,748,845
2,030,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Refunding Revenue Bonds (Series 2002), 4.00% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 3/31/2005	NR/A3		2,042,566
1,420,000		Nelsonville, OH, 1.66% BANs, 3/3/2005	NR		1,421,641
5,750,000		Ohio State Air Quality Development Authority, Environmental Refunding Revenue Bonds, 2.00% TOBs (MeadWestvaco Corp.), Mandatory Tender 11/1/2004	BBB/Baa2		5,748,275
1,750,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 3.375% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2005	BB+/Baa2		1,748,250
300,000		Ohio State Higher Educational Facilities Commission, Higher Educational Revenue Bonds, 2.00% (John Carroll University, OH), 11/15/2005	NR/A2		300,912
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$2,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BB+/Baa3		$2,024,960
4,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2005	BB+/Baa2		3,999,680
2,000,000		Ohio State Water Development Authority, PCRBs (Series A), 3.40% TOBs (Cleveland Electric Illuminating Co.), Mandatory Tender 10/1/2004	BBB-/Baa2		2,003,760
		TOTAL			45,355,996
		Oklahoma--0.7%
125,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2004	BBB+/NR		125,010
310,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2005	BBB+/NR		317,301
605,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2006	BBB+/NR		630,204
870,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2007	BBB+/NR		916,023
3,280,000		Tulsa County, OK Industrial Authority, Capital Improvements Revenue Bonds (Series 2003B), 4.00%, 5/15/2006	AA/NR		3,391,290
		TOTAL			5,379,828
		Oregon--1.7%
13,000,000		Medford, OR Hospital Facilities Authority, (Rogue Valley Manor), SAVRs, 08/15/2032 (Radian Asset Assurance INS)	AA/NR		13,000,000
1,050,000		Oregon State Bond Bank, Revenue Bonds (Series 2002B), 3.00% (Oregon State Economic & Community Development Commission)/(MBIA Insurance Corp. INS), 1/1/2005	AAA/Aaa		1,053,759
		TOTAL			14,053,759
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--5.6%
$2,500,000		Allegheny County, PA HDA, Revenue Bonds (Series (2003B), 5.50% (UPMC Health System), 6/15/2005	A/NR		$2,558,625
3,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2003B), 5.50% (UPMC Health System), 6/15/2006	A/NR		3,155,880
500,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2005	A-/NR		504,850
300,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2006	A-/NR		307,311
330,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.50% (Dunwoody Village, Inc.), 4/1/2007	A-/NR		344,688
2,205,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 4.00%, 7/1/2005	A-/A2		2,243,058
1,500,000		Erie, PA Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2007	AA-/NR		1,496,220
565,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004A), 2.20% (Mercyhurst College), 3/15/2005	BBB/NR		564,825
780,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004A), 2.55% (Mercyhurst College), 3/15/2006	BBB/NR		779,953
800,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004A), 2.875% (Mercyhurst College), 3/15/2007	BBB/NR		801,864
300,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004B), 2.20% (Mercyhurst College), 3/15/2005	BBB/NR		299,907
185,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004B), 2.55% (Mercyhurst College), 3/15/2006	BBB/NR		184,989
200,000		Erie, PA Higher Education Building Authority, College Refunding Revenue Bonds (Series 2004B), 2.875% (Mercyhurst College), 3/15/2007	BBB/NR		200,466
7,500,000		Lawrence County, PA, 3.50% TRANs, 12/31/2004	NR		7,535,902
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$4,000,000		Montgomery County, PA IDA, Refunding PCRBs (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		$4,000,280
400,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2004	BBB/A3		400,876
2,000,000		Pennsylvania State Higher Education Facilities Authority, Pennsylvania Financing Program Revenue Bonds (Series M), 4.00% TOBs (Cedar Crest College)/(Citizens Bank of Pennsylvania LOC), Mandatory Tender 5/1/2006	NR/Aa2		2,011,520
2,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004M-2), 3.50% TOBs (Valley Forge Military Academy Foundation)/(Fulton Bank LOC), Mandatory Tender 11/1/2008	NR/A1		2,528,275
6,350,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), 1.70% TOBs (Washington & Jefferson College)/(Allied Irish Banks, LOC) Mandatory Tender 11/1/2005	NR/Aa3		6,346,508
3,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.625% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2006	AA-/NR		3,076,800
1,950,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.625% TOBs (King's College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2006	AA-/NR		1,999,920
1,750,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.00% TOBs (York College of Pennsylvania)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2005	NR/Aa3		1,791,878
450,000		Philadelphia, PA, UT GO Bonds (Series 2003A), 4.00% (XL Capital Assurance Inc. INS), 2/15/2005	AAA/Aaa		453,875
115,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+		116,458
600,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.50% (Monongahela Valley Hospital), 6/1/2005	NR/A3		608,508
755,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.75% (Monongahela Valley Hospital), 6/1/2006	NR/A3		782,724
		TOTAL			45,096,160
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Rhode Island--0.1%
$1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, 3.00% (Memorial Hospital)/(Fleet National Bank LOC), 7/1/2005	AA-/NR		$1,007,980
		South Carolina--1.0%
3,560,000		Charleston County, SC, Hospital Facilities Revenue Bonds (Series 2004A), 5.00% (CareAlliance Health Services d/b/a Roper St. Francis Healthcare), 8/15/2005	A-/A3		3,646,935
2,000,000		Richland County, SC, Environmental Improvement Refunding Revenue Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2		2,064,300
700,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.25% (Palmetto Health Alliance), 8/1/2005	BBB/Baa2		709,807
820,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.50% (Palmetto Health Alliance), 8/1/2006	BBB/Baa2		845,018
1,100,000		South Carolina State Public Service Authority, Revenue Bonds (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2		1,170,422
		TOTAL			8,436,482
		South Dakota--0.6%
1,070,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.25% (Sioux Valley Hospital & Health System), 11/1/2005	A+/A1		1,106,048
2,880,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		2,887,488
500,000		South Dakota State Health & Educational Authority, Revenue Bonds (Series 2001E), 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		501,300
		TOTAL			4,494,836
		Tennessee--1.6%
2,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	BBB/NR		2,068,540
290,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 3.50% (East Tennessee Children's Hospital), 7/1/2005	BBB+/Baa1		291,482
3,690,000		Knox County, TN, Refunding UT GO Bonds, 4.50%, 4/1/2006	AA/Aa2		3,837,895
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Tennessee--continued
$3,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Bonds, 6.875% (Meharry Medical College)/(U.S. Treasury PRF 12/1/2004@102)/(Original Yield: 7.27%), 12/1/2024	AAA/#Aaa		$3,086,520
1,000,000		Shelby County, TN Health Education & Housing Facilities Board, Revenue @102 Bonds (Series 2004A R-Floats), 5.00% (Baptist Memorial Healthcare), 9/1/2007	AA/NR		1,064,830
2,000,000		Shelby County, TN Health Education & Housing Facilities Board, Revenue Bonds (Series 2004A R-Floats), 5.00% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2008	AA/NR		2,146,700
600,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.25% (Wellmont Health System), 9/1/2005	BBB+/NR		612,690
		TOTAL			13,108,657
		Texas--4.0%
1,000,000		Austin, TX, UT GO, 5.00%, 9/1/2006	AA+/Aa2		1,057,580
250,000		Brazoria County, TX, HFDC, Revenue Bonds, 4.00% (Brazosport Memorial Hospital)/(Radian Asset Assurance INS), 7/1/2005	AA/NR		253,768
930,000		Brazoria County, TX, HFDC, Revenue Bonds, 4.00% (Brazosport Memorial Hospital)/(Radian Asset Assurance INS), 7/1/2006	AA/NR		958,439
1,445,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB/Baa2		1,487,599
5,000,000		Brazos River Authority, TX, Refunding PCRBs (Series 1994A), 3.00% TOBs (TXU Energy), Mandatory Tender 5/1/2005	BBB/Baa2		5,003,650
1,015,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional Health System), 9/1/2008	NR		1,054,240
1,020,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	NR		1,066,981
915,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 4.25% (Good Shepherd Medical Center), 10/1/2004	BBB/Baa2		915,046
1,000,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,025,460
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB+/Baa1		$1,035,220
1,000,000		Harris County, TX HFDC, Hospital Revenue Bonds (Series 2004A), 5.00% (Memorial Hermann Healthcare System), 12/1/2008	A/A2		1,070,580
1,000,000		Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3), Mandatory Tender 11/1/2006	AA/NR		1,043,990
1,000,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds, 5.00%, 5/15/2006	A/A1		1,048,460
3,000,000		Matagorda County, TX Navigation District Number One, Refunding PCRBs (Series 1999A), 2.15% TOBs (AEP Texas Central Co.), Mandatory Tender 11/1/2004	BBB/Baa2		2,999,220
3,000,000		Matagorda County, TX Navigation District Number One, Refunding PCRBs (Series 2001A), 4.55% TOBs (AEP Texas Central Co.), Mandatory Tender 11/1/2006	BBB/Baa2		3,120,510
1,750,000		North Central Texas HFDC, Hospital Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2005	AA-/Aa3		1,789,410
1,000,000		North Texas Tollway Authority, Refunding Revenue Bonds (Series 2003C), 3.00% (Dallas North Tollway System)/(FSA INS), 1/1/2006	AAA/Aaa		1,014,600
1,000,000		Tarrant County, TX Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 4/1/2007	NR		990,000
1,205,000		Texas State Public Finance Authority, Revenue Financing System Bonds (Series 2002), 4.00% (Texas Southern University)/(MBIA Insurance Corp. INS), 11/1/2004	NR/Aaa		1,207,458
1,500,000		Trinity River Authority of Texas, Refunding PCRBs (Series A), 5.00% TOBs (TXU Energy), Mandatory Tender 11/1/2006	BBB-/Baa2		1,553,100
600,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 4.00% (Mother Frances Hospital), 7/1/2005	NR/Baa1		606,360
600,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 4.50% (Mother Frances Hospital), 7/1/2006	NR/Baa1		617,256
1,000,000		University of Texas, Financing System Revenue Bonds (Series 2001B), 5.00%, 8/15/2007	AAA/Aaa		1,079,490
		TOTAL			31,998,417
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Utah--0.2%
$1,500,000		Utah County, UT, Hospital Revenue Bonds, 5.00% (IHC Health Services, Inc.), 5/15/2005	AA+/Aa1		$1,530,045
		Virginia--1.0%
1,000,000		Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3		1,032,750
400,000		Halifax, VA IDA, Hospital Refunding Revenue Bonds, 3.00% (Halifax Regional Hospital, Inc.), 9/1/2005	A/NR		403,224
1,000,000		Halifax, VA IDA, Hospital Refunding Revenue Bonds, 4.00% (Halifax Regional Hospital, Inc.), 9/1/2007	A/NR		1,036,390
3,330,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 2.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2007	BBB+/A3		3,295,202
1,500,000		Louisa, VA IDA, Solid Waste & Sewer Disposal Revenue Bonds (Series 2001 A), 2.30% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2007	NR/A3		1,483,665
1,000,000		Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	BBB+/Baa1		1,005,970
		TOTAL			8,257,201
		Washington--1.6%
10,000,000		Washington Health Care Facilities Authority, SAVRs (Series A), (AMBAC INS)	AAA/Aaa		10,000,000
3,000,000		Washington State, Various Purpose Refunding UT GO Bonds (Series R-2003A), 3.50% (MBIA Insurance Corp. INS), 1/1/2007	AAA/Aaa		3,097,560
		TOTAL			13,097,560
		Wisconsin--0.7%
2,000,000		Pleasant Prairie, WI Water & Sewer System, BANs, 4.00%, 10/1/2007	NR/A3		2,082,760
2,000,000		Waupaca, WI, Anticipation Notes (Series 2003B), 3.50%, 4/1/2007	NR		2,007,180
450,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 4.00% (Wheaton Franciscan Services), 8/15/2005	A/A2		457,344
615,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 5.00% (Wheaton Franciscan Services), 8/15/2007	A/A2		654,963
130,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2005	A-/A3		132,752
140,000		Wisconsin State HEFA, Revenue Bonds, 5.25% (Bellin Memorial Hospital)/(AMBAC INS), 2/15/2005	AAA/Aaa		141,854
		TOTAL			5,476,853
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Wyoming--0.4%
$3,350,000		Albany County, WY, PCRBs (Series 1985), 2.55% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2004	BBB/NR		$3,347,957
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $598,302,884)			599,979,088
		SHORT-TERM MUNICIPALS--25.8%
		Alabama--1.4%
3,500,000		Gulf Shores, AL Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B) Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	NR		3,500,000
8,000,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D) Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	A-1+/NR		8,000,000
		TOTAL			11,500,000
		Alaska--2.4%
7,500,000		Valdez, AK Marine Terminal, (Series 2003A) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	A-1+/VMIG1		7,500,000
12,000,000		Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	A-1+/VMIG1		12,000,000
		TOTAL			19,500,000
		Arizona--0.8%
4,000,000		Apache County, AZ IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	A-1+/VMIG1		4,000,000
1,400,000		Prescott, AZ IDA, (Series A) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,400,000
1,400,000		Prescott, AZ IDA, (Series B) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,400,000
		TOTAL			6,800,000
		California--1.6%
1,500,000		Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs (Dexia Credit Local LIQ)	A-1+/VMIG1		1,500,000
7,700,000		Riverside County, CA Public Financing Authority, (1985 Series A) Weekly VRDNs (Riverside County, CA)/(State Street Bank and Trust Co. LOC)	A-1+/VMIG1		7,700,000
4,000,000		Stockton, CA, (Series 2003) Weekly VRDNs (United Christian Schools, Inc.)/(Pacific Capital Bank, N.A. LOC)	NR/VMIG2		4,000,000
		TOTAL			13,200,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		District of Columbia--0.4%
$3,000,000		District of Columbia, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	NR/VMIG1		$3,000,000
		Florida--0.6%
4,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	A-2/P-2		4,500,000
		Georgia--1.0%
1,170,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	NR/VMIG1		1,170,000
6,865,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	A-1/P-1		6,865,000
		TOTAL			8,035,000
		Illinois--0.5%
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	A-1/NR		4,000,000
		Indiana--1.5%
4,295,000		Indiana Health Facility Financing Authority, (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		4,295,000
8,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.)	A-2/VMIG2		8,000,000
		TOTAL			12,295,000
		Iowa--1.0%
7,700,000		Salix, IA Pollution Control, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.)	A-2/VMIG2		7,700,000
		Kentucky--0.7%
6,000,000		Berea, KY, (Series 1997) Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	NR/VMIG1		6,000,000
		Maryland--0.4%
3,255,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	A-1/NR		3,255,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Minnesota--0.4%
$3,250,000		Sherburn, MN PCRBs, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.)	A-2/VMIG2		$3,250,000
		Missouri--0.2%
1,305,000		Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	NR		1,305,000
		Multi State--0.1%
990,000	[2,3]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	NR/VMIG1		990,000
		New York--1.1%
5,800,000		Dutchess County, NY Resource Recovery Agency, (Series 2004), 1.80% BANs, 5/1/2005	SP-1+		5,804,060
3,500,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	A-1+/VMIG1		3,500,000
		TOTAL			9,304,060
		North Carolina--0.1%
860,000		Brunswick County, NC Industrial Facilities and PCFA, (Series 1998) Weekly VRDNs (Turnage Properties LLC)/(RBC Centura Bank LOC)	NR/VMIG1		860,000
		Ohio--2.0%
1,415,000		Bowling Green, OH, Adjustable Rate Industrial Development Refunding Revenue Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Sky Bank LOC)	NR		1,415,000
3,995,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(Provident Bank LOC)	NR		3,995,000
1,900,000		Franklin County, OH Revenue, (Series 2000F) Weekly VRDNs (Trinity Healthcare Credit Group)	A-1+/VMIG1		1,900,000
7,085,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/ (U.S. Bank, N.A. LOC)	NR/VMIG1		7,085,000
1,785,000		Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/(Provident Bank LOC)	NR		1,785,000
		TOTAL			16,180,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Oklahoma--0.5%
$1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.)	A-2/VMIG1		$1,000,000
3,260,000		Tulsa County, OK Industrial Authority, (Series 2002A) Daily VRDNs (Montereau in Warren Woods)/(BNP Paribas SA LOC)	A-1+/NR		3,260,000
		TOTAL			4,260,000
		Pennsylvania--2.2%
17,555,000		Lancaster County, PA Hospital Authority, (Series 1996) Weekly VRDNs (Masonic Homes)	NR/VMIG2		17,555,000
		South Carolina--0.5%
3,800,000		South Carolina Jobs-EDA, Economic Development Revenue Bonds Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC)	NR		3,800,000
		Tennessee--1.5%
3,000,000		Sevier County, TN Public Building Authority, (Series IV-B-3) Daily VRDNs (Hamblen County, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		3,000,000
2,550,000		Sevier County, TN Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,550,000
2,470,000		Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,470,000
4,355,000		Sevier County, TN Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		4,355,000
		TOTAL			12,375,000
		Utah--0.4%
3,300,000		Box Elder County, UT, PCRBs, 1.45% TOBs (Nucor Corp.), Optional Tender 10/1/2004	VMIG1		3,287,955
		Virginia--1.9%
12,900,000		Loudoun County, VA IDA, (Series 2003A) Daily VRDNs (Howard Hughes Medical Institute)	A-1+/VMIG1		12,900,000
2,000,000		Roanoke, VA IDA, (Series 2002B) Daily VRDNs (Carilion Health System Obligated Group)	A-1+/VMIG1		2,000,000
330,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/(RBC Centura Bank LOC)	NR		330,000
		TOTAL			15,230,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Wisconsin--2.0%
$16,000,000		Sheboygan, WI Pollution Control, (Series A) Daily VRDNs (Wisconsin Power & Light Co.)	A-2/P-1		$16,000,000
		Wyoming--0.6%
5,000,000		Sweetwater County, WY, PCRB (Series 1990A) Weekly VRDNs (Pacificorp)/(Barclays Bank PLC LOC)	NR/VMIG1		5,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $209,182,015)			209,182,015
		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $807,484,899) [4]			809,161,103
		OTHER ASSETS AND LIABILITIES--0.1%			718,611
		TOTAL NET ASSETS--100%			$809,879,714

Securities that are subject to the federal alternative minimum tax (AMT) represent 14.4% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the long-term credit ratings. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.

VMIG1 - This designation denoted best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG2 - This designation denotes high quality. Margins of protections are ample although not so large as in the preceding group.

Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2004, these securities amounted to $11,209,265 which represents 1.4% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At September 30, 2004, these securities amounted to $11,209,265 which represents 1.4% of total net assets.

4 The cost of investments for federal tax purposes amounts to $807,560,681.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
ARS	--Auction Rate Securities
BANs	--Bond Anticipation Notes
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
RANs	--Revenue Anticipation Notes
SAVRs	--Select Auction Variable Rates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2004

Assets:
Total investments in securities, at value (identified cost $807,484,899)		$809,161,103
Cash		28,636
Income receivable		6,330,911
Receivable for investments sold		2,985,000
Receivable for shares sold		1,053,487
TOTAL ASSETS		819,559,137
Liabilities:
Payable for investments purchased	$5,331,408
Payable for shares redeemed	3,508,715
Income distribution payable	567,593
Payable for Directors'/Trustees' fees	1,119
Payable for distribution services fee (Note 5)	63,209
Payable for shareholder services fee (Note 5)	79,012
Accrued expenses	128,367
TOTAL LIABILITIES		9,679,423
Net assets for 401,192,549 shares outstanding		$809,879,714
Net Assets Consist of:
Paid-in capital		$809,580,638
Net unrealized appreciation of investments		1,676,204
Accumulated net realized loss on investments		(1,377,622)
Undistributed net investment income		494
TOTAL NET ASSETS		$809,879,714
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$468,410,538 ÷ 232,042,108 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$2.02
Offering price per share		$2.02
Redemption proceeds per share		$2.02
Class A Shares:
$341,469,176 ÷ 169,150,441 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$2.02
Offering price per share (100/98.00 of $2.02) [1]		$2.06
Redemption proceeds per share		$2.02

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2004

Investment Income:
Interest			$19,213,291
Expenses:
Investment adviser fee (Note 5)		$5,655,324
Administrative personnel and services fee (Note 5)		750,211
Custodian fees		30,060
Transfer and dividend disbursing agent fees and expenses (Note 5)		105,109
Directors'/Trustees' fees		11,980
Auditing fees		17,530
Legal fees		10,809
Portfolio accounting fees (Note 5)		168,072
Distribution services fee-Class A Shares (Note 5)		1,134,827
Shareholder services fee-Class A Shares (Note 5)		1,134,827
Share registration costs		108,214
Printing and postage		58,845
Insurance premiums		22,834
Taxes		80,462
Miscellaneous		6,042
TOTAL EXPENSES		9,295,146
Waivers (Note 5):
Waiver of investment adviser fee	$(3,608,032)
Waiver of administrative personnel and services fee	(32,819)
Waiver of transfer and dividend disbursing agent fees and expenses	(39,516)
Waiver of distribution services fee-Class A Shares	(226,966)
TOTAL WAIVERS		(3,907,333)
Net expenses			5,387,813
Net investment income			13,825,478
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(863,254)
Net change in unrealized appreciation of investments			(2,956,142)
Net realized and unrealized loss on investments			(3,819,396)
Change in net assets resulting from operations			$10,006,082

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,825,478	$13,046,462
Net realized loss on investments	(863,254)	(456,456)
Net change in unrealized appreciation/depreciation of investments	(2,956,142)	1,331,719
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,006,082	13,921,725
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,234,405)	(7,844,825)
Class A Shares	(5,589,990)	(5,200,794)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,824,395)	(13,045,619)
Share Transactions:
Proceeds from sale of shares	848,277,048	1,292,252,327
Net asset value of shares issued to shareholders in payment of distributions declared	7,030,460	7,188,859
Cost of shares redeemed	(1,035,235,164)	(957,347,253)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(179,927,656)	342,093,933
Change in net assets	(183,745,969)	342,970,039
Net Assets:
Beginning of period	993,625,683	650,655,644
End of period (including undistributed net investment income of $494 and $270, respectively)	$809,879,714	$993,625,683

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2004

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

PREMIUM AND DISCOUNT AMORTIZATION

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2004 is as follows:

Security	Acquisition Date	Acquisition Cost
Florida State Department of Corrections, Custodial Receipts, 1.50%, 9/10/2005	2/27/2004	$2,495,000
Florida State Department of Corrections, Custodial Receipts, 2.00% 9/10/2006	2/27/2004	1,445,000
Missouri State HEFA, (Series 2004D), 3.00% RANs (Rockhurst University), 4/22/2005	4/15/2004	2,518,275
Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.) Mandatory Tender 10/1/2007	9/23/2004	1,500,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended September 30	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	216,101,769	$437,163,498	$260,910,484	$528,063,474
Shares issued to shareholders in payment of distributions declared	1,428,625	2,889,451	1,688,137	3,415,611
Shares redeemed	(229,869,967)	(464,983,703)	(177,986,769)	(360,114,876)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(12,339,573)	(24,930,754)	$84,611,852	$171,364,209

Year Ended September 30	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	203,218,503	$411,113,550	$377,585,011	$764,188,853
Shares issued to shareholders in payment of distributions declared	2,047,453	4,141,009	1,864,511	3,773,248
Shares redeemed	(282,055,069)	(570,251,461)	(295,373,845)	(597,232,377)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(76,789,113)	$(154,996,902)	$84,075,677	$170,729,724
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(89,128,686)	$(179,927,656)	$168,687,529	$342,093,933

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization of debt securities.

For the year ended September 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss
$(859)	$859

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2004 and 2003 was as follows:

	2004	2003
Tax-exempt income	$13,824,395	$13,045,619

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$568,087
Net unrealized appreciation	$1,600,422
Capital loss carryforward	$414,065

At September 30, 2004, the cost of investments for federal tax purposes was $807,560,681. The net unrealized appreciation of investments for federal tax purposes was $1,600,422. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,075,193 and net unrealized depreciation from investments for those securities having an excess of cost over value of $474,771.

The difference between book-basis and tax-basis net unrealized appreciation is due to differing treatment for discount accretion/premium amortization of debt securities.

At September 30, 2004, the Fund had a capital loss carryforward of $414,065 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$353,600
2012	$ 59,924

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2004, for federal income tax purposes, post October losses of $887,774 were deferred to October 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended September 30, 2004, the fees paid to FAS and FServ were $654,658 and $62,734, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended September 30, 2004, FSC retained $1,569 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Institutional Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2004, the Fund's Institutional Shares did not accrue or pay the shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $45,334, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $42,664, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended September 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $660,532,653 and $846,604,546, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended September 30, 2004, were as follows:

Purchases	$382,751,669
Sales	$402,087,259

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits, now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At September 30, 2004, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND CLASS IS SHAREHOLDERS OF FEDERATED MUNICIPAL ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Ultrashort Fund (the "Fund") as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2004, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 19, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises three portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1991	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVIE VICE PRESIDENT AND SECRETARY Began serving: November 1991	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. He is Vice President of the Corporation. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31417P882

29363 (11/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a)  As of the end of the period  covered by this  report,  the  registrant  has adopted  a code of  ethics  (the  "Section  406  Standards  for  Investment
     Companies  -  Ethical  Standards  for  Principal  Executive  and  Financial
     Officers") that applies to the registrant's Principal Executive Officer and
     Principal Financial Officer;  the registrant's  Principal Financial Officer also serves as the Principal Accounting Officer.

(c)  Not Applicable

(d)  Not Applicable

(e)  Not Applicable

f)(3)The registrant  hereby  undertakes to provide any person,  without  charge, upon request,  a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406 Standards for Investment  Companies - Ethical Standards for
     Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $59,520

                  Fiscal year ended 2003 - $52,500

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $4,646

                  Fiscal year ended 2003 - $3,356

                  Transfer Agent Service Auditors Report

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X,  $79,414 and $16,493
     respectively. Fiscal year ended 2004 - Attestation services relating to the review of fund share  transactions,  Transfer Agent Service Auditors report and fees for  review of N-14  merger  documents.  Fiscal  year ended 2003 -
     Design of Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent
             fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,  $65,000 and $140,000
     respectively.

     Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,  $125,143 and $38,999
     respectively.  Fiscal year ended 2004 - Consultation  regarding information requests by regulatory agencies and executive compensation analysis. Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

     (e)(2)  Percentage  of services  identified in items 4(b) through 4(d) that
were  approved  by  the  registrants  audit  committee   pursuant  to  paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

     Percentage of services provided to the registrants  investment  adviser and any entity  controlling,  controlled  by, or under common  control with the investment  adviser that provides  ongoing  services to the registrant that were  approved by the  registrants  audit  committee  pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

     Percentage of services provided to the registrants  investment  adviser and any entity  controlling,  controlled  by, or under common  control with the investment  adviser that provides  ongoing  services to the registrant that were  approved by the  registrants  audit  committee  pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

     Percentage of services provided to the registrants  investment  adviser and any entity  controlling,  controlled  by, or under common  control with the investment  adviser that provides  ongoing  services to the registrant that were  approved by the  registrants  audit  committee  pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

     (f) NA

     (g) Non-Audit Fees billed to the registrant,  the  registrant's  investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser: Fiscal year ended 2004 - $365,793

                  Fiscal year ended 2003 - $247,824

     (h) The  registrant's  Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including
any   sub-adviser   whose  role  is  primarily   portfolio   management  and  is
subcontracted  with or overseen by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment adviser that provides  ongoing  services to the  registrant  that were not  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of  Regulation  S-X is compatible with maintaining the principal accountant's independence.

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Fixed Income Securities, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        November 24, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        November 24, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        November 24, 2004